UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity® SAI U.S. Large Cap Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	3.0
Microsoft Corp.	2.5	2.3
Exxon Mobil Corp.	1.8	1.9
Amazon.com, Inc.	1.6	1.5
Berkshire Hathaway, Inc. Class B	1.6	1.4
	10.8

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	20.1
Financials	14.5	16.0
Health Care	13.6	15.1
Consumer Discretionary	12.2	12.3
Industrials	10.2	9.8

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.5%

As of July 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.5%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
BorgWarner, Inc.	51,321	$2,095,436
Delphi Automotive PLC	69,495	4,868,820
The Goodyear Tire & Rubber Co.	66,877	2,166,146
		9,130,402
Automobiles - 0.5%
Ford Motor Co.	998,356	12,339,680
General Motors Co.	354,955	12,994,903
Harley-Davidson, Inc.	45,531	2,597,088
		27,931,671
Distributors - 0.1%
Genuine Parts Co.	37,965	3,675,392
LKQ Corp. (a)	78,314	2,499,000
		6,174,392
Diversified Consumer Services - 0.0%
H&R Block, Inc.	52,986	1,137,080
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	107,467	5,951,522
Chipotle Mexican Grill, Inc. (a)	7,420	3,127,085
Darden Restaurants, Inc.	31,616	2,316,820
Marriott International, Inc. Class A	81,995	6,936,777
McDonald's Corp.	212,443	26,039,139
Royal Caribbean Cruises Ltd.	42,797	4,007,083
Starbucks Corp.	372,326	20,559,842
Wyndham Worldwide Corp.	27,775	2,195,892
Wynn Resorts Ltd.	20,244	2,053,349
Yum! Brands, Inc.	88,895	5,825,289
		79,012,798
Household Durables - 0.5%
D.R. Horton, Inc.	86,394	2,584,045
Garmin Ltd.	29,368	1,418,181
Harman International Industries, Inc.	17,790	1,977,536
Leggett & Platt, Inc.	34,083	1,626,441
Lennar Corp. Class A	51,170	2,284,741
Mohawk Industries, Inc. (a)	16,072	3,468,980
Newell Brands, Inc.	122,952	5,819,318
PulteGroup, Inc.	77,594	1,669,047
Whirlpool Corp.	19,227	3,362,610
		24,210,899
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	100,878	83,071,015
Expedia, Inc.	30,728	3,736,218
Netflix, Inc. (a)	109,794	15,449,114
Priceline Group, Inc. (a)	12,624	19,884,441
TripAdvisor, Inc. (a)	29,131	1,541,030
		123,681,818
Leisure Products - 0.1%
Hasbro, Inc.	28,761	2,373,070
Mattel, Inc.	86,887	2,277,308
		4,650,378
Media - 3.2%
CBS Corp. Class B	100,419	6,476,021
Charter Communications, Inc. Class A (a)	55,408	17,949,422
Comcast Corp. Class A	609,677	45,981,839
Discovery Communications, Inc.:
Class A (a)	38,500	1,091,475
Class C (non-vtg.) (a)	57,074	1,581,521
Interpublic Group of Companies, Inc.	102,067	2,401,637
News Corp.:
Class A	97,062	1,192,892
Class B	30,538	386,306
Omnicom Group, Inc.	60,292	5,164,010
Scripps Networks Interactive, Inc. Class A	24,276	1,848,860
Tegna, Inc.	54,645	1,251,917
The Walt Disney Co.	374,508	41,439,310
Time Warner, Inc.	197,302	19,108,699
Twenty-First Century Fox, Inc.:
Class A	271,150	8,508,687
Class B	124,195	3,851,287
Viacom, Inc. Class B (non-vtg.)	88,533	3,730,781
		161,964,664
Multiline Retail - 0.5%
Dollar General Corp.	65,114	4,806,715
Dollar Tree, Inc. (a)	60,125	4,641,049
Kohl's Corp.	45,278	1,803,423
Macy's, Inc.	78,573	2,321,046
Nordstrom, Inc.	29,626	1,310,062
Target Corp.	143,808	9,272,740
		24,155,035
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	18,777	3,083,934
AutoNation, Inc. (a)	16,900	897,728
AutoZone, Inc. (a)	7,407	5,369,927
Bed Bath & Beyond, Inc.	39,299	1,585,715
Best Buy Co., Inc.	70,298	3,129,667
CarMax, Inc. (a)	48,789	3,254,714
Foot Locker, Inc.	34,499	2,364,561
Gap, Inc.	55,885	1,287,032
Home Depot, Inc.	311,636	42,874,881
L Brands, Inc.	61,246	3,687,622
Lowe's Companies, Inc.	222,880	16,288,070
O'Reilly Automotive, Inc. (a)	24,190	6,344,311
Ross Stores, Inc.	101,116	6,684,779
Signet Jewelers Ltd.	17,747	1,378,409
Staples, Inc.	165,841	1,525,737
Tiffany & Co., Inc.	27,375	2,154,960
TJX Companies, Inc.	166,828	12,498,754
Tractor Supply Co.	33,658	2,479,585
Ulta Beauty, Inc. (a)	14,949	4,070,314
Urban Outfitters, Inc. (a)	22,681	601,954
		121,562,654
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	71,162	2,657,901
Hanesbrands, Inc.	96,332	2,284,032
Michael Kors Holdings Ltd. (a)	42,279	1,809,964
NIKE, Inc. Class B	342,122	18,098,254
PVH Corp.	20,432	1,916,726
Ralph Lauren Corp.	14,372	1,270,916
Under Armour, Inc.:
Class A (sub. vtg.) (a)	46,767	1,005,023
Class C (non-vtg.)	47,012	903,571
VF Corp.	84,573	4,353,818
		34,300,205

TOTAL CONSUMER DISCRETIONARY		617,911,996

CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	46,504	2,120,582
Constellation Brands, Inc. Class A (sub. vtg.)	45,572	6,824,863
Dr. Pepper Snapple Group, Inc.	47,226	4,307,011
Molson Coors Brewing Co. Class B	46,970	4,533,544
Monster Beverage Corp. (a)	103,377	4,403,860
PepsiCo, Inc.	366,805	38,067,023
The Coca-Cola Co.	992,889	41,274,396
		101,531,279
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	111,667	18,307,805
CVS Health Corp.	272,851	21,503,387
Kroger Co.	241,835	8,212,717
Sysco Corp.	128,839	6,758,894
Wal-Mart Stores, Inc.	385,212	25,709,049
Walgreens Boots Alliance, Inc.	218,992	17,944,204
Whole Foods Market, Inc.	81,276	2,456,161
		100,892,217
Food Products - 1.6%
Archer Daniels Midland Co.	147,352	6,521,800
Campbell Soup Co.	49,558	3,083,994
ConAgra Foods, Inc.	106,243	4,153,039
General Mills, Inc.	151,575	9,470,406
Hormel Foods Corp.	68,892	2,500,780
Kellogg Co.	64,314	4,676,271
McCormick & Co., Inc. (non-vtg.)	29,319	2,801,430
Mead Johnson Nutrition Co. Class A	47,084	3,317,539
Mondelez International, Inc.	395,375	17,507,205
The Hershey Co.	35,767	3,772,345
The J.M. Smucker Co.	29,684	4,032,571
The Kraft Heinz Co.	152,692	13,633,869
Tyson Foods, Inc. Class A	74,406	4,671,953
		80,143,202
Household Products - 1.8%
Church & Dwight Co., Inc.	65,707	2,971,271
Clorox Co.	32,990	3,958,800
Colgate-Palmolive Co.	227,232	14,674,643
Kimberly-Clark Corp.	91,655	11,102,170
Procter & Gamble Co.	684,634	59,973,938
		92,680,822
Personal Products - 0.2%
Coty, Inc. Class A	120,239	2,308,589
Estee Lauder Companies, Inc. Class A	56,993	4,628,402
		6,936,991
Tobacco - 1.7%
Altria Group, Inc.	498,920	35,513,126
Philip Morris International, Inc.	396,930	38,156,881
Reynolds American, Inc.	211,052	12,690,557
		86,360,564

TOTAL CONSUMER STAPLES		468,545,075

ENERGY - 7.2%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	108,306	6,831,942
Halliburton Co.	221,795	12,546,943
Helmerich & Payne, Inc.	27,556	1,960,885
National Oilwell Varco, Inc.	96,286	3,640,574
Schlumberger Ltd.	355,968	29,798,081
TechnipFMC PLC (a)	120,255	4,042,973
Transocean Ltd. (United States) (a)	98,956	1,382,415
		60,203,813
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	143,125	9,951,481
Apache Corp.	96,740	5,786,987
Cabot Oil & Gas Corp.	118,598	2,547,485
Chesapeake Energy Corp. (a)	190,027	1,225,674
Chevron Corp.	482,935	53,774,812
Cimarex Energy Co.	24,218	3,274,516
Concho Resources, Inc. (a)	37,527	5,232,765
ConocoPhillips Co.	317,285	15,470,817
Devon Energy Corp.	133,502	6,079,681
EOG Resources, Inc.	147,526	14,985,691
EQT Corp.	44,048	2,670,630
Exxon Mobil Corp.	1,060,767	88,987,744
Hess Corp.	68,564	3,714,798
Kinder Morgan, Inc.	491,695	10,984,466
Marathon Oil Corp.	216,025	3,618,419
Marathon Petroleum Corp.	134,790	6,476,660
Murphy Oil Corp.	41,271	1,193,145
Newfield Exploration Co. (a)	50,601	2,028,088
Noble Energy, Inc.	109,526	4,354,754
Occidental Petroleum Corp.	195,721	13,264,012
ONEOK, Inc.	53,655	2,956,927
Phillips 66 Co.	113,268	9,244,934
Pioneer Natural Resources Co.	43,516	7,842,889
Range Resources Corp.	47,927	1,549,959
Southwestern Energy Co. (a)	125,745	1,132,962
Spectra Energy Corp.	178,770	7,445,771
Tesoro Corp.	29,990	2,424,692
The Williams Companies, Inc.	208,701	6,018,937
Valero Energy Corp.	115,892	7,621,058
		301,860,754

TOTAL ENERGY		362,064,567

FINANCIALS - 14.5%
Banks - 6.6%
Bank of America Corp.	2,584,984	58,524,038
BB&T Corp.	207,590	9,588,582
Citigroup, Inc.	729,128	40,707,216
Citizens Financial Group, Inc.	131,392	4,752,449
Comerica, Inc.	44,295	2,991,241
Fifth Third Bancorp	193,923	5,061,390
Huntington Bancshares, Inc.	276,753	3,744,468
JPMorgan Chase & Co.	915,098	77,444,744
KeyCorp	275,882	4,957,600
M&T Bank Corp.	39,723	6,457,768
Peoples United Financial, Inc.	79,296	1,486,800
PNC Financial Services Group, Inc.	124,456	14,991,970
Regions Financial Corp.	315,828	4,551,081
SunTrust Banks, Inc.	125,896	7,153,411
U.S. Bancorp	408,022	21,482,358
Wells Fargo & Co.	1,156,239	65,130,943
Zions Bancorporation	52,260	2,204,849
		331,230,908
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	14,097	2,147,819
Ameriprise Financial, Inc.	40,478	4,544,465
Bank of New York Mellon Corp.	270,497	12,099,331
BlackRock, Inc. Class A	31,098	11,630,030
Charles Schwab Corp.	308,564	12,725,179
CME Group, Inc.	86,773	10,506,475
E*TRADE Financial Corp. (a)	69,785	2,613,448
Franklin Resources, Inc.	89,484	3,556,094
Goldman Sachs Group, Inc.	94,606	21,695,048
IntercontinentalExchange, Inc.	152,339	8,890,504
Invesco Ltd.	104,478	3,021,504
Moody's Corp.	42,631	4,419,556
Morgan Stanley	368,996	15,678,640
Northern Trust Corp.	54,304	4,505,060
S&P Global, Inc.	66,303	7,968,295
State Street Corp.	92,802	7,071,512
T. Rowe Price Group, Inc.	62,334	4,203,805
The NASDAQ OMX Group, Inc.	29,104	2,052,996
		139,329,761
Consumer Finance - 0.8%
American Express Co.	196,694	15,023,488
Capital One Financial Corp.	123,611	10,802,365
Discover Financial Services	100,975	6,995,548
Navient Corp.	77,974	1,172,729
Synchrony Financial	200,878	7,195,450
		41,189,580
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	485,503	79,690,462
Leucadia National Corp.	82,691	1,972,180
Varex Imaging Corp. (a)	27	776
		81,663,418
Insurance - 2.7%
AFLAC, Inc.	104,388	7,306,116
Allstate Corp.	94,131	7,079,593
American International Group, Inc.	249,716	16,046,750
Aon PLC	67,350	7,590,345
Arthur J. Gallagher & Co.	45,161	2,431,017
Assurant, Inc.	14,536	1,411,882
Chubb Ltd.	119,019	15,649,808
Cincinnati Financial Corp.	38,188	2,695,309
Hartford Financial Services Group, Inc.	96,762	4,713,277
Lincoln National Corp.	58,587	3,955,208
Loews Corp.	70,476	3,282,772
Marsh & McLennan Companies, Inc.	132,064	8,982,993
MetLife, Inc.	281,181	15,299,058
Principal Financial Group, Inc.	68,196	3,893,310
Progressive Corp.	148,327	5,553,363
Prudential Financial, Inc.	110,031	11,565,358
The Travelers Companies, Inc.	72,700	8,562,606
Torchmark Corp.	28,372	2,086,477
Unum Group	59,758	2,714,806
Willis Group Holdings PLC	33,054	4,136,047
XL Group Ltd.	69,253	2,601,835
		137,557,930

TOTAL FINANCIALS		730,971,597

HEALTH CARE - 13.6%
Biotechnology - 2.7%
AbbVie, Inc.	415,822	25,410,882
Alexion Pharmaceuticals, Inc. (a)	57,176	7,471,760
Amgen, Inc.	190,340	29,822,471
Biogen, Inc. (a)	55,683	15,437,555
Celgene Corp. (a)	198,356	23,039,049
Gilead Sciences, Inc.	337,054	24,419,562
Regeneron Pharmaceuticals, Inc. (a)	19,367	6,958,369
Vertex Pharmaceuticals, Inc. (a)	63,181	5,425,352
		137,985,000
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	440,286	18,390,746
Baxter International, Inc.	124,807	5,979,503
Becton, Dickinson & Co.	54,274	9,622,237
Boston Scientific Corp. (a)	349,997	8,420,928
C.R. Bard, Inc.	18,730	4,445,191
Danaher Corp.	155,747	13,070,288
Dentsply Sirona, Inc.	59,355	3,365,429
Edwards Lifesciences Corp. (a)	54,739	5,268,081
Hologic, Inc. (a)	70,753	2,867,619
IDEXX Laboratories, Inc. (a)	22,935	2,805,639
Intuitive Surgical, Inc. (a)	9,928	6,877,026
Medtronic PLC	351,356	26,710,083
Stryker Corp.	79,575	9,829,900
The Cooper Companies, Inc.	12,428	2,294,333
Varian Medical Systems, Inc. (a)	23,809	1,848,769
Zimmer Biomet Holdings, Inc.	51,004	6,035,303
		127,831,075
Health Care Providers & Services - 2.7%
Aetna, Inc.	89,792	10,650,229
AmerisourceBergen Corp.	42,651	3,722,579
Anthem, Inc.	67,443	10,395,664
Cardinal Health, Inc.	81,982	6,145,371
Centene Corp. (a)	43,537	2,754,586
Cigna Corp.	65,708	9,607,824
DaVita HealthCare Partners, Inc. (a)	40,551	2,585,126
Envision Healthcare Corp. (a)	29,914	2,034,152
Express Scripts Holding Co. (a)	157,877	10,874,568
HCA Holdings, Inc. (a)	74,870	6,010,564
Henry Schein, Inc. (a)	20,663	3,303,187
Humana, Inc.	38,010	7,544,985
Laboratory Corp. of America Holdings (a)	26,469	3,552,404
McKesson Corp.	57,858	8,050,941
Patterson Companies, Inc.	21,246	884,046
Quest Diagnostics, Inc.	35,435	3,257,185
UnitedHealth Group, Inc.	243,452	39,463,569
Universal Health Services, Inc. Class B	22,960	2,585,985
		133,422,965
Health Care Technology - 0.1%
Cerner Corp. (a)	77,487	4,161,827
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	82,966	4,062,845
Illumina, Inc. (a)	37,388	5,985,819
Mettler-Toledo International, Inc.(a)	6,747	2,878,473
PerkinElmer, Inc.	27,898	1,483,895
Thermo Fisher Scientific, Inc.	101,176	15,418,211
Waters Corp. (a)	20,547	2,910,483
		32,739,726
Pharmaceuticals - 4.9%
Allergan PLC	96,004	21,014,316
Bristol-Myers Squibb Co.	427,541	21,017,916
Eli Lilly & Co.	248,655	19,153,895
Endo International PLC (a)	50,552	618,756
Johnson & Johnson	695,879	78,808,297
Mallinckrodt PLC (a)	27,414	1,335,884
Merck & Co., Inc.	705,365	43,725,576
Mylan N.V. (a)	117,297	4,463,151
Perrigo Co. PLC	36,535	2,782,140
Pfizer, Inc.	1,552,379	49,256,986
Zoetis, Inc. Class A	126,188	6,932,769
		249,109,686

TOTAL HEALTH CARE		685,250,279

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.2%
Arconic, Inc.	111,793	2,547,762
General Dynamics Corp.	73,148	13,245,640
L3 Technologies, Inc.	19,696	3,125,558
Lockheed Martin Corp.	64,349	16,172,834
Northrop Grumman Corp.	45,214	10,357,623
Raytheon Co.	75,202	10,841,120
Rockwell Collins, Inc.	33,139	3,007,696
Textron, Inc.	68,724	3,255,456
The Boeing Co.	146,985	24,020,289
TransDigm Group, Inc.	12,770	2,763,428
United Technologies Corp.	196,269	21,524,821
		110,862,227
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	36,357	2,765,313
Expeditors International of Washington, Inc.	46,143	2,403,127
FedEx Corp.	62,591	11,836,584
United Parcel Service, Inc. Class B	176,201	19,228,815
		36,233,839
Airlines - 0.6%
Alaska Air Group, Inc.	31,389	2,944,916
American Airlines Group, Inc.	132,602	5,867,639
Delta Air Lines, Inc.	188,225	8,891,749
Southwest Airlines Co.	158,016	8,265,817
United Continental Holdings, Inc. (a)	73,869	5,205,548
		31,175,669
Building Products - 0.3%
Allegion PLC	24,453	1,605,829
Fortune Brands Home & Security, Inc.	39,251	2,163,908
Johnson Controls International PLC	239,936	10,552,385
Masco Corp.	84,144	2,772,545
		17,094,667
Commercial Services & Supplies - 0.3%
Cintas Corp.	21,801	2,531,314
Pitney Bowes, Inc.	47,324	753,398
Republic Services, Inc.	59,389	3,407,741
Stericycle, Inc. (a)	21,684	1,672,704
Waste Management, Inc.	103,742	7,210,069
		15,575,226
Construction & Engineering - 0.1%
Fluor Corp.	35,502	1,970,361
Jacobs Engineering Group, Inc.	30,944	1,811,771
Quanta Services, Inc. (a)	38,523	1,382,590
		5,164,722
Electrical Equipment - 0.7%
Acuity Brands, Inc.	11,197	2,320,354
AMETEK, Inc.	59,232	3,026,755
Eaton Corp. PLC	115,854	8,200,146
Emerson Electric Co.	164,061	9,623,818
Fortive Corp.	76,658	4,239,954
Rockwell Automation, Inc.	32,961	4,877,898
		32,288,925
Industrial Conglomerates - 2.4%
3M Co.	154,024	26,926,476
General Electric Co.	2,263,807	67,235,068
Honeywell International, Inc.	195,073	23,081,037
Roper Technologies, Inc.	25,841	4,957,596
		122,200,177
Machinery - 1.4%
Caterpillar, Inc.	149,948	14,344,026
Cummins, Inc.	39,532	5,811,599
Deere & Co.	73,754	7,895,366
Dover Corp.	39,580	3,077,345
Flowserve Corp.	33,244	1,634,275
Illinois Tool Works, Inc.	81,329	10,345,049
Ingersoll-Rand PLC	65,790	5,220,437
PACCAR, Inc.	89,375	6,015,831
Parker Hannifin Corp.	34,129	5,021,400
Pentair PLC	42,497	2,491,599
Snap-On, Inc.	14,809	2,688,278
Stanley Black & Decker, Inc.	38,361	4,756,764
Xylem, Inc.	45,691	2,253,023
		71,554,992
Professional Services - 0.3%
Dun & Bradstreet Corp.	9,270	1,136,687
Equifax, Inc.	30,438	3,569,769
Nielsen Holdings PLC	85,646	3,503,778
Robert Half International, Inc.	33,146	1,559,851
Verisk Analytics, Inc. (a)	40,030	3,308,079
		13,078,164
Road & Rail - 1.0%
CSX Corp.	239,705	11,119,915
J.B. Hunt Transport Services, Inc.	22,401	2,219,491
Kansas City Southern	27,522	2,364,415
Norfolk Southern Corp.	74,802	8,786,243
Ryder System, Inc.	13,635	1,058,076
Union Pacific Corp.	210,810	22,468,130
		48,016,270
Trading Companies & Distributors - 0.2%
Fastenal Co.	73,677	3,660,273
United Rentals, Inc. (a)	21,624	2,735,652
W.W. Grainger, Inc.	14,109	3,563,510
		9,959,435

TOTAL INDUSTRIALS		513,204,313

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,283,921	39,442,053
F5 Networks, Inc. (a)	16,857	2,259,344
Harris Corp.	31,675	3,253,339
Juniper Networks, Inc.	97,572	2,612,978
Motorola Solutions, Inc.	42,490	3,429,368
		50,997,082
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	78,710	5,312,138
Corning, Inc.	242,533	6,424,699
FLIR Systems, Inc.	34,972	1,235,561
TE Connectivity Ltd.	90,647	6,739,604
		19,712,002
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	44,510	3,052,941
Alphabet, Inc.:
Class A (a)	76,201	62,499,298
Class C (a)	75,416	60,090,715
eBay, Inc. (a)	266,103	8,470,058
Facebook, Inc. Class A (a)	598,696	78,022,063
VeriSign, Inc. (a)	23,634	1,895,683
Yahoo!, Inc. (a)	224,823	9,907,950
		223,938,708
IT Services - 3.6%
Accenture PLC Class A	158,670	18,067,753
Alliance Data Systems Corp.	14,837	3,388,474
Automatic Data Processing, Inc.	115,500	11,664,345
Cognizant Technology Solutions Corp. Class A (a)	154,745	8,138,040
CSRA, Inc.	37,126	1,151,649
Fidelity National Information Services, Inc.	83,595	6,639,115
Fiserv, Inc. (a)	55,776	5,992,016
Global Payments, Inc.	39,173	3,027,289
IBM Corp.	221,334	38,627,210
MasterCard, Inc. Class A	243,565	25,898,266
Paychex, Inc.	82,553	4,977,120
PayPal Holdings, Inc. (a)	287,192	11,424,498
Teradata Corp. (a)	33,235	975,780
The Western Union Co.	124,280	2,433,402
Total System Services, Inc.	42,184	2,137,885
Visa, Inc. Class A	477,858	39,523,635
		184,066,477
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	79,073	5,925,731
Applied Materials, Inc.	276,757	9,478,927
Broadcom Ltd.	101,675	20,284,163
First Solar, Inc. (a)	19,605	611,480
Intel Corp.	1,212,267	44,635,671
KLA-Tencor Corp.	39,783	3,385,931
Lam Research Corp.	41,798	4,800,918
Linear Technology Corp.	61,139	3,859,705
Microchip Technology, Inc.	54,910	3,698,189
Micron Technology, Inc. (a)	264,065	6,366,607
NVIDIA Corp.	137,878	15,053,520
Qorvo, Inc. (a)	32,608	2,093,760
Qualcomm, Inc.	377,839	20,187,938
Skyworks Solutions, Inc.	47,762	4,381,686
Texas Instruments, Inc.	255,687	19,314,596
Xilinx, Inc.	64,603	3,759,895
		167,838,717
Software - 4.5%
Activision Blizzard, Inc.	175,223	7,045,717
Adobe Systems, Inc. (a)	127,022	14,401,754
Autodesk, Inc. (a)	49,804	4,051,057
CA Technologies, Inc.	80,093	2,504,508
Citrix Systems, Inc. (a)	39,711	3,621,246
Electronic Arts, Inc. (a)	77,307	6,449,723
Intuit, Inc.	62,445	7,404,728
Microsoft Corp.	1,988,870	128,580,446
Oracle Corp.	767,014	30,764,932
Red Hat, Inc. (a)	46,134	3,500,648
Salesforce.com, Inc. (a)	163,443	12,928,341
Symantec Corp.	159,652	4,398,413
		225,651,513
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	1,364,082	165,531,342
Hewlett Packard Enterprise Co.	426,360	9,669,845
HP, Inc.	436,219	6,565,096
NetApp, Inc.	70,964	2,719,340
Seagate Technology LLC	76,027	3,432,619
Western Digital Corp.	73,080	5,826,668
Xerox Corp.	217,035	1,504,053
		195,248,963

TOTAL INFORMATION TECHNOLOGY		1,067,453,462

MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	55,745	7,790,921
Albemarle Corp. U.S.	28,661	2,655,155
CF Industries Holdings, Inc.	59,440	2,097,638
E.I. du Pont de Nemours & Co.	222,476	16,796,938
Eastman Chemical Co.	37,634	2,916,635
Ecolab, Inc.	66,912	8,038,139
FMC Corp.	34,118	2,052,539
International Flavors & Fragrances, Inc.	20,288	2,377,956
LyondellBasell Industries NV Class A	85,582	7,982,233
Monsanto Co.	112,037	12,134,727
PPG Industries, Inc.	67,831	6,783,778
Praxair, Inc.	73,150	8,663,886
Sherwin-Williams Co.	20,700	6,288,867
The Dow Chemical Co.	286,702	17,096,040
The Mosaic Co.	89,290	2,801,027
		106,476,479
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	16,177	3,714,239
Vulcan Materials Co.	33,907	4,351,285
		8,065,524
Containers & Packaging - 0.3%
Avery Dennison Corp.	22,660	1,654,633
Ball Corp.	44,441	3,389,071
International Paper Co.	104,844	5,934,170
Sealed Air Corp.	49,812	2,415,882
WestRock Co.	64,113	3,421,070
		16,814,826
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	321,571	5,354,157
Newmont Mining Corp.	135,289	4,908,285
Nucor Corp.	81,173	4,715,340
		14,977,782

TOTAL MATERIALS		146,334,611

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	108,963	11,277,671
Apartment Investment & Management Co. Class A	39,941	1,760,200
AvalonBay Communities, Inc.	35,011	6,067,756
Boston Properties, Inc.	39,188	5,129,709
Crown Castle International Corp.	91,941	8,075,178
Digital Realty Trust, Inc.	40,522	4,361,383
Equinix, Inc.	18,288	7,040,514
Equity Residential (SBI)	93,208	5,664,250
Essex Property Trust, Inc.	16,700	3,745,810
Extra Space Storage, Inc.	32,072	2,310,788
Federal Realty Investment Trust (SBI)	18,784	2,637,837
General Growth Properties, Inc.	148,883	3,698,254
HCP, Inc.	119,219	3,614,720
Host Hotels & Resorts, Inc.	189,238	3,419,531
Iron Mountain, Inc.	62,424	2,234,779
Kimco Realty Corp.	110,093	2,740,215
Mid-America Apartment Communities, Inc.	29,308	2,782,795
Prologis, Inc.	135,607	6,624,402
Public Storage	38,194	8,211,710
Realty Income Corp.	65,926	3,931,167
Simon Property Group, Inc.	80,452	14,784,664
SL Green Realty Corp.	26,105	2,844,662
The Macerich Co.	30,763	2,113,110
UDR, Inc.	68,097	2,379,990
Ventas, Inc.	90,839	5,602,041
Vornado Realty Trust	43,815	4,657,973
Welltower, Inc.	93,168	6,177,038
Weyerhaeuser Co.	190,885	5,980,427
		139,868,574
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	76,197	2,313,341

TOTAL REAL ESTATE		142,181,915

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	1,571,131	66,238,883
CenturyLink, Inc.	139,223	3,600,307
Frontier Communications Corp.	299,095	1,043,842
Level 3 Communications, Inc. (a)	74,258	4,415,381
Verizon Communications, Inc.	1,042,995	51,117,185
		126,415,598
UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	57,966	2,182,420
American Electric Power Co., Inc.	125,370	8,031,202
Duke Energy Corp.	177,384	13,931,739
Edison International	83,073	6,054,360
Entergy Corp.	45,640	3,269,650
Eversource Energy	80,877	4,474,116
Exelon Corp.	236,645	8,490,823
FirstEnergy Corp.	108,427	3,287,507
NextEra Energy, Inc.	119,677	14,806,438
PG&E Corp.	130,533	8,078,687
Pinnacle West Capital Corp.	28,350	2,200,811
PPL Corp.	174,524	6,080,416
Southern Co.	251,468	12,430,063
Xcel Energy, Inc.	129,511	5,351,395
		98,669,627
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	80,392	1,329,684
The AES Corp.	168,048	1,922,469
		3,252,153
Multi-Utilities - 1.0%
Ameren Corp.	61,864	3,257,140
CenterPoint Energy, Inc.	109,810	2,878,120
CMS Energy Corp.	71,144	3,030,734
Consolidated Edison, Inc.	77,625	5,771,419
Dominion Resources, Inc.	161,032	12,283,521
DTE Energy Co.	45,751	4,512,879
NiSource, Inc.	82,160	1,837,919
Public Service Enterprise Group, Inc.	128,991	5,707,852
SCANA Corp.	36,441	2,503,497
Sempra Energy	63,699	6,522,141
WEC Energy Group, Inc.	80,473	4,751,931
		53,057,153
Water Utilities - 0.1%
American Water Works Co., Inc.	45,360	3,331,238

TOTAL UTILITIES		158,310,171

TOTAL COMMON STOCKS
(Cost $4,781,114,925)		5,018,643,584

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.62% (b)
(Cost $70,914,200)	70,901,929	70,916,109
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $4,852,029,125)		5,089,559,693
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(42,842,327)
NET ASSETS - 100%		$5,046,717,366

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
244 CME E-mini S&P 500 Index Contracts (United States)	March 2017	27,748,900	$275,731

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$188,748
Total	$188,748

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$275,731	$0
Total Equity Risk	275,731	0
Total Value of Derivatives	$275,731	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,781,114,925)	$5,018,643,584
Fidelity Central Funds (cost $70,914,200)	70,916,109
Total Investments (cost $4,852,029,125)		$5,089,559,693
Segregated cash with brokers for derivative instruments		1,182,750
Receivable for investments sold		254,287
Receivable for fund shares sold		46,597,275
Dividends receivable		4,134,257
Distributions receivable from Fidelity Central Funds		41,337
Receivable from investment adviser for expense reductions		305,098
Total assets		5,142,074,697
Liabilities
Payable to custodian bank	$3,131,324
Payable for investments purchased	89,689,919
Payable for fund shares redeemed	2,149,694
Accrued management fee	60,367
Payable for daily variation margin for derivative instruments	18,115
Other affiliated payables	301,834
Other payables and accrued expenses	6,078
Total liabilities		95,357,331
Net Assets		$5,046,717,366
Net Assets consist of:
Paid in capital		$4,806,554,554
Undistributed net investment income		4,173,041
Accumulated undistributed net realized gain (loss) on investments		(1,816,528)
Net unrealized appreciation (depreciation) on investments		237,806,299
Net Assets, for 415,647,133 shares outstanding		$5,046,717,366
Net Asset Value, offering price and redemption price per share ($5,046,717,366 ÷ 415,647,133 shares)		$12.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$36,712,671
Income from Fidelity Central Funds		188,748
Total income		36,901,419
Expenses
Management fee	$272,336
Transfer agent fees	1,361,761
Independent trustees' fees and expenses	6,172
Interest	4,468
Miscellaneous	4,886
Total expenses before reductions	1,649,623
Expense reductions	(1,395,525)	254,098
Net investment income (loss)		36,647,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,279,103)
Fidelity Central Funds	(7,423)
Futures contracts	2,647,131
Total net realized gain (loss)		(1,639,395)
Change in net unrealized appreciation (depreciation) on: Investment securities	211,379,367
Futures contracts	147,112
Total change in net unrealized appreciation (depreciation)		211,526,479
Net gain (loss)		209,887,084
Net increase (decrease) in net assets resulting from operations		$246,534,405

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	For the period February 2, 2016 (commencement of operations) to July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,647,321	$1,281,724
Net realized gain (loss)	(1,639,395)	72,872
Change in net unrealized appreciation (depreciation)	211,526,479	26,279,820
Net increase (decrease) in net assets resulting from operations	246,534,405	27,634,416
Distributions to shareholders from net investment income	(33,756,004)	–
Distributions to shareholders from net realized gain	(250,005)	–
Total distributions	(34,006,009)	–
Share transactions
Proceeds from sales of shares	3,388,111,594	2,455,740,983
Reinvestment of distributions	13,440,977	–
Cost of shares redeemed	(1,007,194,299)	(43,544,701)
Net increase (decrease) in net assets resulting from share transactions	2,394,358,272	2,412,196,282
Total increase (decrease) in net assets	2,606,886,668	2,439,830,698
Net Assets
Beginning of period	2,439,830,698	–
End of period	$5,046,717,366	$2,439,830,698
Other Information
Undistributed net investment income end of period	$4,173,041	$1,281,724
Shares
Sold	289,250,310	215,132,409
Issued in reinvestment of distributions	1,119,809	–
Redeemed	(86,022,989)	(3,832,406)
Net increase (decrease)	204,347,130	211,300,003

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI U.S. Large Cap Index Fund

	Six months ended (Unaudited) January 31,	Period ended July 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.07
Net realized and unrealized gain (loss)	.56	1.48
Total from investment operations	.68	1.55
Distributions from net investment income	(.09)	–
Distributions from net realized gain	–C	–
Total distributions	(.09)	–
Net asset value, end of period	$12.14	$11.55
Total ReturnD,E	5.91%	15.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.22%H
Expenses net of fee waivers, if any	.02%H	.02%H
Expenses net of all reductions	.01%H	.02%H
Net investment income (loss)	2.04%H	1.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,046,717	$2,439,831
Portfolio turnover rateI	12%H	0%J

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$354,254,126
Gross unrealized depreciation	(123,043,687)
Net unrealized appreciation (depreciation) on securities	$231,210,439
Tax cost	$4,858,349,254

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $2,647,131 and a change in net unrealized appreciation (depreciation) of $147,112 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,600,722,125 and $211,999,540, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .09% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$67,691,250.59%		$4,468

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,886 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through September 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,371,432.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24,093.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Actual	.02%	$1,000.00	$1,059.10	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV9-SANN-0317
1.9870994.100

Fidelity® SAI Real Estate Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	9.1	10.1
Public Storage	5.0	5.1
Prologis, Inc.	4.1	4.1
Welltower, Inc.	3.8	4.1
AvalonBay Communities, Inc.	3.7	3.7
Equity Residential (SBI)	3.5	3.6
Ventas, Inc.	3.4	3.7
Boston Properties, Inc.	3.2	3.2
Vornado Realty Trust	2.9	2.7
Digital Realty Trust, Inc.	2.7	2.2
	41.4

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.9	17.3
REITs - Regional Malls	14.3	16.3
REITs - Office Property	13.3	12.5
REITs - Health Care	11.7	12.6
REITs - Diversified	11.1	10.1

Asset Allocation (% of fund's net assets)

As of January 31, 2017
Stocks and Equity Futures	100.0%

As of July 31, 2016
Stocks and Equity Futures	100.0%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.5%
REITs - Apartments - 17.9%
American Campus Communities, Inc.	20,015	$973,129
American Homes 4 Rent Class A	32,815	731,118
Apartment Investment & Management Co. Class A	23,749	1,046,618
AvalonBay Communities, Inc.	20,810	3,606,581
Camden Property Trust (SBI)	13,234	1,105,965
Colony Starwood Homes	7,485	235,403
Education Realty Trust, Inc.	11,091	445,969
Equity Residential (SBI)	55,414	3,367,509
Essex Property Trust, Inc.	9,928	2,226,850
Independence Realty Trust, Inc.	8,930	82,424
Mid-America Apartment Communities, Inc.	17,184	1,631,621
Monogram Residential Trust, Inc.	25,110	255,369
Silver Bay Realty Trust Corp.	5,309	89,457
UDR, Inc.	40,448	1,413,658
		17,211,671
REITs - Diversified - 11.1%
Apple Hospitality (REIT), Inc.	23,686	474,194
Cousins Properties, Inc.	51,938	441,473
Digital Realty Trust, Inc.	24,065	2,590,116
Duke Realty LP	53,724	1,307,105
DuPont Fabros Technology, Inc.	11,417	542,079
Forest City Realty Trust, Inc. Class A	32,939	745,739
Liberty Property Trust (SBI)	22,276	855,176
NexPoint Residential Trust, Inc.	2,631	60,802
NorthStar Realty Europe Corp.	8,433	101,280
PS Business Parks, Inc.	2,967	332,423
TIER REIT, Inc.	7,171	130,584
Vornado Realty Trust	26,043	2,768,631
Washington REIT (SBI)	11,357	357,178
		10,706,780
REITs - Health Care - 11.7%
Care Capital Properties, Inc.	12,757	315,225
HCP, Inc.	70,837	2,147,778
Healthcare Realty Trust, Inc.	17,622	532,361
LTC Properties, Inc.	5,903	275,493
Quality Care Properties, Inc. (a)	14,087	260,046
Senior Housing Properties Trust (SBI)	36,023	686,238
Universal Health Realty Income Trust (SBI)	1,886	117,158
Ventas, Inc.	53,670	3,309,829
Welltower, Inc.	54,946	3,642,920
		11,287,048
REITs - Hotels - 6.1%
Ashford Hospitality Prime, Inc.	3,908	52,524
Ashford Hospitality Trust, Inc.	12,044	91,534
Chesapeake Lodging Trust	9,045	231,552
DiamondRock Hospitality Co.	30,445	343,115
FelCor Lodging Trust, Inc.	19,286	148,502
Hersha Hospitality Trust	6,297	125,877
Hospitality Properties Trust (SBI)	24,924	775,884
Host Hotels & Resorts, Inc.	112,041	2,024,581
LaSalle Hotel Properties (SBI)	17,081	515,334
Pebblebrook Hotel Trust	10,940	327,215
RLJ Lodging Trust	18,915	439,017
Sunstone Hotel Investors, Inc.	32,714	481,550
Xenia Hotels & Resorts, Inc.	16,250	298,188
		5,854,873
REITs - Manufactured Homes - 1.8%
Equity Lifestyle Properties, Inc.	12,141	897,706
Sun Communities, Inc.	10,060	792,326
		1,690,032
REITs - Office Property - 13.3%
Alexandria Real Estate Equities, Inc.	12,032	1,333,386
Boston Properties, Inc.	23,289	3,048,530
Brandywine Realty Trust (SBI)	26,628	428,711
Columbia Property Trust, Inc.	18,715	416,409
Corporate Office Properties Trust (SBI)	14,382	457,635
Douglas Emmett, Inc.	21,835	826,236
Easterly Government Properties, Inc.	3,633	71,570
Equity Commonwealth (a)	19,027	586,793
First Potomac Realty Trust	8,771	89,815
Franklin Street Properties Corp.	16,138	205,760
Highwoods Properties, Inc. (SBI)	15,182	780,507
Hudson Pacific Properties, Inc.	22,128	783,552
Kilroy Realty Corp.	14,781	1,106,358
Mack-Cali Realty Corp.	13,687	383,510
Parkway, Inc. (a)	6,431	136,916
Piedmont Office Realty Trust, Inc. Class A	22,082	479,621
SL Green Realty Corp.	15,354	1,673,125
		12,808,434
REITs - Regional Malls - 14.3%
CBL & Associates Properties, Inc.	25,933	281,373
General Growth Properties, Inc.	88,425	2,196,477
Pennsylvania Real Estate Investment Trust (SBI)	10,463	187,392
Simon Property Group, Inc.	47,618	8,750,761
Tanger Factory Outlet Centers, Inc.	14,618	499,789
Taubman Centers, Inc.	9,173	649,815
The Macerich Co.	18,299	1,256,958
		13,822,565
REITs - Shopping Centers - 9.6%
Acadia Realty Trust (SBI)	12,307	391,855
Brixmor Property Group, Inc.	39,721	958,468
Cedar Shopping Centers, Inc.	11,460	68,875
DDR Corp.	46,535	706,401
Equity One, Inc.	14,097	439,685
Federal Realty Investment Trust (SBI)	10,869	1,526,334
Kimco Realty Corp.	64,435	1,603,787
Kite Realty Group Trust	12,742	306,063
Ramco-Gershenson Properties Trust (SBI)	11,927	193,933
Regency Centers Corp.	15,829	1,103,756
Retail Opportunity Investments Corp.	16,695	353,934
Saul Centers, Inc.	1,768	112,250
Seritage Growth Properties	3,721	151,817
Urban Edge Properties	13,969	390,713
Weingarten Realty Investors (SBI)	17,843	635,746
WP Glimcher, Inc.	28,163	271,773
		9,215,390
REITs - Storage - 7.9%
CubeSmart	27,295	685,923
Extra Space Storage, Inc.	19,057	1,373,057
Life Storage, Inc.	7,032	572,756
National Storage Affiliates Trust	6,421	142,867
Public Storage	22,603	4,859,645
		7,634,248
REITs - Warehouse/Industrial - 5.8%
DCT Industrial Trust, Inc.	13,856	619,225
EastGroup Properties, Inc.	4,985	352,788
First Industrial Realty Trust, Inc.	17,821	460,673
Prologis, Inc.	80,113	3,913,520
Rexford Industrial Realty, Inc.	9,939	225,715
		5,571,921
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
(Cost $102,593,256)		95,802,962

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.62% (b)
(Cost $434,645)	434,561	434,648
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $103,027,901)		96,237,610
NET OTHER ASSETS (LIABILITIES) - 0.1%		63,295
NET ASSETS - 100%		$96,300,905

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4 CME E-mini S&P 500 Index Contracts (United States)	March 2017	454,900	$5,716

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$957
Total	$957

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,716	$0
Total Equity Risk	5,716	0
Total Value of Derivatives	$5,716	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $102,593,256)	$95,802,962
Fidelity Central Funds (cost $434,645)	434,648
Total Investments (cost $103,027,901)		$96,237,610
Segregated cash with brokers for derivative instruments		19,000
Dividends receivable		57,702
Distributions receivable from Fidelity Central Funds		235
Receivable from investment adviser for expense reductions		4,510
Total assets		96,319,057
Liabilities
Accrued management fee	$5,683
Transfer agent fee payable	6,089
Payable for daily variation margin for derivative instruments	300
Other payables and accrued expenses	6,080
Total liabilities		18,152
Net Assets		$96,300,905
Net Assets consist of:
Paid in capital		$103,108,339
Distributions in excess of net investment income		(222,652)
Accumulated undistributed net realized gain (loss) on investments		199,793
Net unrealized appreciation (depreciation) on investments		(6,784,575)
Net Assets, for 8,919,011 shares outstanding		$96,300,905
Net Asset Value, offering price and redemption price per share ($96,300,905 ÷ 8,919,011 shares)		$10.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$1,305,929
Income from Fidelity Central Funds		957
Total income		1,306,886
Expenses
Management fee	$34,004
Transfer agent fees	36,433
Independent trustees' fees and expenses	203
Miscellaneous	157
Total expenses before reductions	70,797
Expense reductions	(28,792)	42,005
Net investment income (loss)		1,264,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	557,637
Fidelity Central Funds	51
Futures contracts	33,852
Total net realized gain (loss)		591,540
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,844,595)
Futures contracts	(5,484)
Total change in net unrealized appreciation (depreciation)		(10,850,079)
Net gain (loss)		(10,258,539)
Net increase (decrease) in net assets resulting from operations		$(8,993,658)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	For the period February 2, 2016 (commencement of operations) to July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,264,881	$80,214
Net realized gain (loss)	591,540	19,847
Change in net unrealized appreciation (depreciation)	(10,850,079)	4,065,504
Net increase (decrease) in net assets resulting from operations	(8,993,658)	4,165,565
Distributions to shareholders from net investment income	(1,558,633)	(9,114)
Distributions to shareholders from net realized gain	(411,594)	–
Total distributions	(1,970,227)	(9,114)
Share transactions
Proceeds from sales of shares	–	101,129,300
Reinvestment of distributions	1,970,227	9,114
Cost of shares redeemed	–	(302)
Net increase (decrease) in net assets resulting from share transactions	1,970,227	101,138,112
Total increase (decrease) in net assets	(8,993,658)	105,294,563
Net Assets
Beginning of period	105,294,563	–
End of period	$96,300,905	$105,294,563
Other Information
Undistributed net investment income end of period	$–	$71,100
Distributions in excess of net investment income end of period	$(222,652)	$–
Shares
Sold	–	8,734,938
Issued in reinvestment of distributions	183,258	844
Redeemed	–	(29)
Net increase (decrease)	183,258	8,735,753

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI Real Estate Index Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.05	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.06
Net realized and unrealized gain (loss)	(1.16)	2.08
Total from investment operations	(1.02)	2.14
Distributions from net investment income	(.18)	(.09)
Distributions from net realized gain	(.05)	–
Total distributions	(.23)	(.09)
Net asset value, end of period	$10.80	$12.05
Total ReturnC,D	(8.49)%	21.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.77%G
Expenses net of fee waivers, if any	.09%G	.09%G
Expenses net of all reductions	.09%G	.09%G
Net investment income (loss)	2.61%G	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$96,301	$105,295
Portfolio turnover rateH	3%G	1%I

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity SAI Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,855,481
Gross unrealized depreciation	(8,704,468)
Net unrealized appreciation (depreciation) on securities	$(6,848,987)
Tax cost	$103,086,597

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $33,852 and a change in net unrealized appreciation (depreciation) of $(5,484) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,773,810 and $1,553,691, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .145% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $157 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .09% of average net assets. This reimbursement will remain in place through September 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $26,945.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,847.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Strategic Advisers Small-Mid Cap Fund was the owner of record of 99% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Actual	.09%	$1,000.00	$915.10	$.43
Hypothetical-C		$1,000.00	$1,024.75	$.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SV8-SANN-0317
1.9870988.100

Fidelity® SAI Small-Mid Cap 500 Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Huntington Bancshares, Inc.	0.6	0.3
Hologic, Inc.	0.5	0.5
Alaska Air Group, Inc.	0.5	0.4
United Rentals, Inc.	0.5	0.3
Quintiles Transnational Holdings, Inc.	0.5	0.3
	2.6

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	16.4	15.2
Financials	15.6	26.6
Consumer Discretionary	12.7	13.2
Information Technology	12.7	13.2
Real Estate	11.6	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.6%

As of July 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.3%
Gentex Corp.	104,188	$2,176,487
Hertz Global Holdings, Inc. (a)	26,540	556,544
Lear Corp.	27,195	3,864,138
The Goodyear Tire & Rubber Co.	98,088	3,177,070
Visteon Corp.	12,562	1,125,178
		10,899,417
Automobiles - 0.2%
Thor Industries, Inc.	17,701	1,832,054
Distributors - 0.2%
Pool Corp.	14,849	1,567,460
Diversified Consumer Services - 0.8%
Graham Holdings Co.	1,594	828,163
H&R Block, Inc. (b)	76,273	1,636,819
Service Corp. International	69,120	2,013,466
ServiceMaster Global Holdings, Inc. (a)	49,872	1,844,267
		6,322,715
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	89,220	3,019,205
Brinker International, Inc. (b)	18,161	808,165
Choice Hotels International, Inc.	12,127	673,049
Domino's Pizza, Inc.	18,380	3,208,045
Dunkin' Brands Group, Inc. (b)	33,730	1,749,575
Extended Stay America, Inc. unit	27,086	439,064
Hyatt Hotels Corp. Class A (a)	11,998	656,411
International Game Technology PLC	34,598	913,733
Panera Bread Co. Class A (a)(b)	8,217	1,717,846
Six Flags Entertainment Corp.	26,319	1,568,086
U.S. Foods Holding Corp.	16,425	446,760
Vail Resorts, Inc.	14,300	2,453,022
Wendy's Co.	77,111	1,043,312
		18,696,273
Household Durables - 2.1%
CalAtlantic Group, Inc. (b)	27,476	958,088
Harman International Industries, Inc.	25,907	2,879,822
Leggett & Platt, Inc.	48,763	2,326,970
Lennar Corp.:
Class A	66,529	2,970,520
Class B	3,595	129,276
NVR, Inc. (a)	1,289	2,394,962
PulteGroup, Inc.	126,925	2,730,157
Tempur Sealy International, Inc. (a)(b)	19,583	842,069
Toll Brothers, Inc. (a)	56,874	1,783,569
Tupperware Brands Corp.	18,472	1,114,970
		18,130,403
Internet & Direct Marketing Retail - 0.3%
Groupon, Inc. Class A (a)(b)	134,696	464,701
Liberty Expedia Holdings, Inc. (a)	19,585	861,936
Liberty Interactive Corp. (Venture Group) Series A (a)	29,378	1,282,350
		2,608,987
Leisure Products - 0.5%
Brunswick Corp.	33,273	1,991,722
Polaris Industries, Inc. (b)	22,147	1,861,898
Vista Outdoor, Inc. (a)	22,304	642,578
		4,496,198
Media - 1.9%
AMC Networks, Inc. Class A (a)	21,924	1,257,341
Cable One, Inc.	1,730	1,094,017
Cinemark Holdings, Inc.	38,973	1,656,353
Clear Channel Outdoor Holding, Inc. Class A	12,659	62,662
Interpublic Group of Companies, Inc.	147,884	3,479,711
John Wiley & Sons, Inc. Class A	16,318	899,122
Lions Gate Entertainment Corp.:
Class A	17,247	496,196
Class B (a)	38,279	1,025,494
Live Nation Entertainment, Inc. (a)	48,238	1,380,572
Regal Entertainment Group Class A (b)	29,734	673,772
Tegna, Inc.	80,227	1,838,001
The Madison Square Garden Co. (a)	7,146	1,255,338
Tribune Media Co. Class A (b)	28,545	823,238
		15,941,817
Multiline Retail - 0.1%
Dillard's, Inc. Class A	6,580	371,375
JC Penney Corp., Inc. (a)(b)	113,150	752,448
		1,123,823
Specialty Retail - 2.4%
AutoNation, Inc. (a)(b)	23,926	1,270,949
Burlington Stores, Inc. (a)	25,879	2,166,072
Cabela's, Inc. Class A (a)	18,414	1,029,158
CST Brands, Inc.	27,388	1,319,554
Dick's Sporting Goods, Inc.	32,129	1,657,856
Foot Locker, Inc.	49,722	3,407,946
GameStop Corp. Class A (b)	37,607	920,995
Michaels Companies, Inc. (a)	34,183	672,380
Murphy U.S.A., Inc. (a)	13,612	867,084
Penske Automotive Group, Inc.	14,121	767,618
Sally Beauty Holdings, Inc. (a)(b)	53,788	1,280,154
Staples, Inc.	237,559	2,185,543
Urban Outfitters, Inc. (a)	32,844	871,680
Williams-Sonoma, Inc. (b)	32,511	1,567,355
		19,984,344
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	18,419	1,542,591
Kate Spade & Co. (a)	47,060	871,081
lululemon athletica, Inc. (a)	35,737	2,412,605
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	47,938	1,204,203
		6,030,480

TOTAL CONSUMER DISCRETIONARY		107,633,971

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	14,325	1,645,943
Manitowoc Foodservice, Inc. (a)	46,464	891,180
Rite Aid Corp. (a)	378,511	2,127,232
Sprouts Farmers Market LLC (a)(b)	48,480	905,122
		5,569,477
Food Products - 1.9%
Blue Buffalo Pet Products, Inc. (a)(b)	21,937	531,972
Flowers Foods, Inc. (b)	63,544	1,277,870
Ingredion, Inc.	26,434	3,388,574
Pilgrim's Pride Corp. (b)	21,774	416,754
Pinnacle Foods, Inc.	42,501	2,260,628
Post Holdings, Inc. (a)	23,591	1,974,095
The Hain Celestial Group, Inc. (a)	37,441	1,481,166
TreeHouse Foods, Inc. (a)(b)	20,156	1,529,437
WhiteWave Foods Co. (a)	64,007	3,524,225
		16,384,721
Household Products - 0.3%
Energizer Holdings, Inc.	22,599	1,140,572
Spectrum Brands Holdings, Inc. (b)	9,038	1,205,579
		2,346,151
Personal Products - 0.9%
Coty, Inc. Class A	168,159	3,228,653
Edgewell Personal Care Co. (a)(b)	21,697	1,710,591
Herbalife Ltd. (a)(b)	27,130	1,524,706
Nu Skin Enterprises, Inc. Class A	20,226	1,049,325
		7,513,275

TOTAL CONSUMER STAPLES		31,813,624

ENERGY - 5.5%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (a)(b)	23,653	387,436
Dril-Quip, Inc. (a)(b)	13,907	865,015
Ensco PLC Class A	110,931	1,211,367
Frank's International NV (b)	12,979	153,671
Nabors Industries Ltd.	101,312	1,646,320
Noble Corp. (b)	88,984	600,642
Oceaneering International, Inc.	36,012	1,002,934
Patterson-UTI Energy, Inc. (b)	53,092	1,488,700
Rowan Companies PLC (a)(b)	46,215	828,173
RPC, Inc. (b)	21,445	461,496
Superior Energy Services, Inc. (b)	55,277	976,745
Transocean Ltd. (United States) (a)(b)	126,987	1,774,008
Weatherford International PLC (a)(b)	359,799	1,874,553
		13,271,060
Oil, Gas & Consumable Fuels - 3.9%
Chesapeake Energy Corp. (a)(b)	223,876	1,444,000
CONSOL Energy, Inc.	83,488	1,414,287
Diamondback Energy, Inc. (a)	33,170	3,488,489
Energen Corp. (a)	35,672	1,922,364
Extraction Oil & Gas, Inc.	15,968	286,147
Gulfport Energy Corp. (a)	58,583	1,224,385
HollyFrontier Corp.	59,622	1,727,249
Kosmos Energy Ltd. (a)(b)	57,728	377,541
Laredo Petroleum, Inc. (a)	52,829	715,833
Murphy Oil Corp. (b)	60,038	1,735,699
Newfield Exploration Co. (a)	73,067	2,928,525
Parsley Energy, Inc. Class A (a)	68,205	2,402,180
PBF Energy, Inc. Class A (b)	40,135	930,731
QEP Resources, Inc. (a)	87,858	1,532,244
Rice Energy, Inc. (a)	56,697	1,124,302
SM Energy Co.	35,543	1,084,417
Southwestern Energy Co. (a)	180,320	1,624,683
Targa Resources Corp.	60,733	3,499,435
Whiting Petroleum Corp. (a)	74,124	822,035
World Fuel Services Corp.	25,425	1,130,904
WPX Energy, Inc. (a)	141,523	1,971,415
		33,386,865

TOTAL ENERGY		46,657,925

FINANCIALS - 15.6%
Banks - 4.6%
Associated Banc-Corp.	54,855	1,387,832
Bank of Hawaii Corp. (b)	15,599	1,340,110
BankUnited, Inc.	36,504	1,394,453
BOK Financial Corp.	9,431	775,605
Commerce Bancshares, Inc.	32,101	1,814,670
Cullen/Frost Bankers, Inc. (b)	19,533	1,746,250
East West Bancorp, Inc.	52,837	2,717,935
First Hawaiian, Inc.	8,962	295,656
First Horizon National Corp.	84,751	1,695,020
Huntington Bancshares, Inc.	396,147	5,359,852
PacWest Bancorp	43,699	2,420,925
Peoples United Financial, Inc.	113,731	2,132,456
Popular, Inc.	37,665	1,673,456
Signature Bank (a)	19,451	3,063,922
SVB Financial Group (a)	19,062	3,283,048
Synovus Financial Corp.	45,772	1,907,777
TCF Financial Corp.	57,745	1,001,876
Western Alliance Bancorp. (a)	34,323	1,694,870
Zions Bancorporation	74,129	3,127,503
		38,833,216
Capital Markets - 3.3%
Artisan Partners Asset Management, Inc. (b)	13,684	396,152
CBOE Holdings, Inc. (b)	29,791	2,371,959
E*TRADE Financial Corp. (a)	102,822	3,850,684
Eaton Vance Corp. (non-vtg.)	40,351	1,691,917
FactSet Research Systems, Inc.	14,716	2,546,604
Federated Investors, Inc. Class B (non-vtg.)	34,362	893,756
Lazard Ltd. Class A	46,868	1,990,953
Legg Mason, Inc.	38,683	1,225,864
LPL Financial	31,607	1,242,155
MarketAxess Holdings, Inc.	13,482	2,524,505
Morningstar, Inc.	6,581	501,143
MSCI, Inc.	33,533	2,774,856
Raymond James Financial, Inc.	46,551	3,488,066
SEI Investments Co.	46,981	2,279,048
		27,777,662
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	3,036	623,230
Navient Corp.	110,992	1,669,320
OneMain Holdings, Inc. (a)	19,463	435,582
Santander Consumer U.S.A. Holdings, Inc. (a)	38,796	512,883
SLM Corp. (a)	156,684	1,861,406
		5,102,421
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	9,577	230,614
Valvoline, Inc.	12,750	295,163
		525,777
Insurance - 6.1%
Alleghany Corp. (a)	5,477	3,349,569
Allied World Assurance Co. Holdings AG	32,174	1,709,405
American Financial Group, Inc.	25,152	2,167,348
American National Insurance Co.	2,698	314,560
AmTrust Financial Services, Inc.	32,464	856,725
Arch Capital Group Ltd. (a)	42,227	3,730,755
Arthur J. Gallagher & Co.	64,627	3,478,871
Aspen Insurance Holdings Ltd.	22,104	1,246,666
Assurant, Inc.	20,916	2,031,571
Assured Guaranty Ltd.	48,937	1,904,139
Axis Capital Holdings Ltd.	33,682	2,155,985
Brown & Brown, Inc.	42,814	1,803,754
Endurance Specialty Holdings Ltd.	23,510	2,179,142
Erie Indemnity Co. Class A	8,967	1,005,290
Everest Re Group Ltd.	15,432	3,393,960
First American Financial Corp.	39,207	1,473,399
Hanover Insurance Group, Inc.	15,552	1,305,435
Mercury General Corp.	10,011	633,196
Old Republic International Corp.	88,917	1,849,474
ProAssurance Corp.	19,322	1,051,117
Reinsurance Group of America, Inc.	23,525	2,951,682
RenaissanceRe Holdings Ltd.	15,549	2,119,640
Torchmark Corp.	43,763	3,218,331
Validus Holdings Ltd.	27,642	1,575,594
W.R. Berkley Corp.	35,247	2,368,951
White Mountains Insurance Group Ltd.	1,558	1,417,406
		51,291,965
Mortgage Real Estate Investment Trusts - 0.9%
Agnc Investment Corp.	122,219	2,281,829
Chimera Investment Corp.	68,946	1,215,518
MFA Financial, Inc.	136,073	1,073,616
Starwood Property Trust, Inc. (b)	92,002	2,047,965
Two Harbors Investment Corp.	127,207	1,115,605
		7,734,533
Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	21,001	367,307

TOTAL FINANCIALS		131,632,881

HEALTH CARE - 9.6%
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (a)(b)	35,188	1,217,153
Agios Pharmaceuticals, Inc. (a)(b)	11,395	490,327
Alkermes PLC (a)	55,329	2,993,852
Alnylam Pharmaceuticals, Inc. (a)(b)	27,529	1,100,885
AquaBounty Technologies, Inc. (a)	582	8,032
Intercept Pharmaceuticals, Inc. (a)(b)	6,036	662,451
Intrexon Corp. (a)(b)	20,351	430,627
Ionis Pharmaceuticals, Inc. (a)	44,290	1,970,905
Juno Therapeutics, Inc. (a)(b)	23,096	492,869
Neurocrine Biosciences, Inc. (a)	31,615	1,356,600
Opko Health, Inc. (a)(b)	118,326	1,028,253
Seattle Genetics, Inc. (a)(b)	35,386	2,131,653
United Therapeutics Corp. (a)(b)	16,208	2,652,115
		16,535,722
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	14,599	1,552,896
Alere, Inc. (a)	31,799	1,176,563
Align Technology, Inc. (a)	26,558	2,435,103
DexCom, Inc. (a)(b)	30,239	2,393,417
Hill-Rom Holdings, Inc.	24,077	1,417,413
Hologic, Inc. (a)	102,787	4,165,957
IDEXX Laboratories, Inc. (a)	32,690	3,998,968
ResMed, Inc.	51,288	3,463,992
Teleflex, Inc.	16,083	2,697,602
The Cooper Companies, Inc.	17,484	3,227,721
West Pharmaceutical Services, Inc.	26,441	2,237,702
		28,767,334
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)(b)	26,799	1,028,278
Brookdale Senior Living, Inc. (a)	67,732	1,013,948
Envision Healthcare Corp. (a)	42,657	2,900,676
LifePoint Hospitals, Inc. (a)	13,699	813,036
MEDNAX, Inc. (a)(b)	33,741	2,306,197
Patterson Companies, Inc. (b)	30,839	1,283,211
Premier, Inc. (a)(b)	16,809	535,535
Tenet Healthcare Corp. (a)	29,489	518,712
VCA, Inc. (a)	28,594	2,590,616
Wellcare Health Plans, Inc. (a)	16,283	2,369,828
		15,360,037
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	68,633	803,692
athenahealth, Inc. (a)(b)	14,323	1,804,555
Inovalon Holdings, Inc. Class A (a)(b)	21,699	250,623
Veeva Systems, Inc. Class A (a)	35,319	1,495,053
		4,353,923
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	7,632	1,450,691
Bio-Techne Corp.	13,512	1,374,846
Bruker Corp.	38,461	912,680
Charles River Laboratories International, Inc. (a)	17,171	1,387,417
PerkinElmer, Inc.	39,939	2,124,355
QIAGEN NV (a)	80,944	2,345,757
Quintiles Transnational Holdings, Inc. (a)	51,759	4,062,564
VWR Corp. (a)	28,671	742,866
		14,401,176
Pharmaceuticals - 0.2%
Akorn, Inc. (a)	30,860	589,426
Endo International PLC (a)(b)	75,320	921,917
Patheon NV	11,997	344,194
		1,855,537

TOTAL HEALTH CARE		81,273,729

INDUSTRIALS - 16.4%
Aerospace & Defense - 1.7%
BE Aerospace, Inc.	37,564	2,309,059
BWX Technologies, Inc.	34,307	1,423,397
HEICO Corp.	7,146	549,885
HEICO Corp. Class A	14,060	932,178
Hexcel Corp.	34,150	1,753,603
Huntington Ingalls Industries, Inc.	17,144	3,325,250
Orbital ATK, Inc.	21,462	1,866,121
Spirit AeroSystems Holdings, Inc. Class A	44,772	2,688,559
		14,848,052
Airlines - 1.1%
Alaska Air Group, Inc.	44,081	4,135,679
Copa Holdings SA Class A	11,451	1,116,358
JetBlue Airways Corp. (a)	118,655	2,326,825
Spirit Airlines, Inc. (a)(b)	26,247	1,418,388
		8,997,250
Building Products - 1.7%
A.O. Smith Corp.	53,625	2,614,219
Allegion PLC	35,309	2,318,742
Armstrong World Industries, Inc. (a)	17,074	682,106
Fortune Brands Home & Security, Inc.	56,218	3,099,298
Lennox International, Inc.	14,602	2,289,740
Owens Corning	42,190	2,330,998
USG Corp. (a)(b)	32,047	980,318
		14,315,421
Commercial Services & Supplies - 1.1%
Clean Harbors, Inc. (a)	19,241	1,067,876
Copart, Inc. (a)	36,023	2,043,945
Covanta Holding Corp. (b)	42,858	690,014
KAR Auction Services, Inc.	50,732	2,310,843
LSC Communications, Inc.	9,577	251,109
Pitney Bowes, Inc.	69,422	1,105,198
R.R. Donnelley & Sons Co.	25,539	437,994
Rollins, Inc.	35,267	1,243,514
		9,150,493
Construction & Engineering - 1.2%
AECOM (a)	56,115	2,072,327
Chicago Bridge & Iron Co. NV (b)	38,352	1,273,670
Jacobs Engineering Group, Inc.	44,112	2,582,758
KBR, Inc.	52,472	892,549
Quanta Services, Inc. (a)	53,005	1,902,349
Valmont Industries, Inc.	8,166	1,175,904
		9,899,557
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	20,190	2,464,795
Regal Beloit Corp.	16,374	1,188,752
		3,653,547
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	23,056	2,515,640
ITT, Inc.	33,223	1,357,824
		3,873,464
Machinery - 5.0%
AGCO Corp.	25,607	1,608,120
Allison Transmission Holdings, Inc.	52,051	1,820,744
Colfax Corp. (a)	36,148	1,409,772
Crane Co.	17,903	1,289,732
Donaldson Co., Inc.	46,679	1,972,188
Flowserve Corp. (b)	47,868	2,353,191
Graco, Inc.	20,320	1,820,469
IDEX Corp.	27,960	2,520,874
Lincoln Electric Holdings, Inc.	22,473	1,873,574
Middleby Corp. (a)	20,852	2,797,921
Nordson Corp.	21,007	2,384,925
Oshkosh Corp.	26,771	1,864,065
Snap-On, Inc.	21,302	3,866,952
Terex Corp.	38,899	1,236,988
Timken Co.	25,866	1,148,450
Toro Co.	39,361	2,319,544
Trinity Industries, Inc.	54,921	1,512,524
WABCO Holdings, Inc. (a)	19,465	2,122,269
Wabtec Corp. (b)	31,692	2,745,795
Xylem, Inc.	65,908	3,249,923
		41,918,020
Marine - 0.1%
Kirby Corp. (a)(b)	19,408	1,250,846
Professional Services - 0.8%
Dun & Bradstreet Corp.	13,377	1,640,288
Manpower, Inc.	24,640	2,352,134
Robert Half International, Inc.	46,932	2,208,620
TransUnion Holding Co., Inc. (a)	19,491	614,551
		6,815,593
Road & Rail - 1.0%
AMERCO	2,250	847,508
Avis Budget Group, Inc. (a)	28,577	1,063,636
Genesee & Wyoming, Inc. Class A (a)	22,335	1,683,166
Landstar System, Inc.	15,512	1,312,315
Old Dominion Freight Lines, Inc.	24,821	2,191,198
Ryder System, Inc.	19,679	1,527,090
		8,624,913
Trading Companies & Distributors - 1.6%
Air Lease Corp. Class A	35,407	1,288,107
HD Supply Holdings, Inc. (a)	74,068	3,133,076
Herc Holdings, Inc. (a)	8,847	439,411
MSC Industrial Direct Co., Inc. Class A	16,181	1,652,889
United Rentals, Inc. (a)	32,507	4,112,461
Watsco, Inc.	9,551	1,458,820
WESCO International, Inc. (a)	17,813	1,259,379
		13,344,143
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	27,465	2,059,600

TOTAL INDUSTRIALS		138,750,899

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)(b)	14,345	1,348,430
Arris International PLC (a)	69,475	1,985,596
Brocade Communications Systems, Inc.	147,286	1,836,656
CommScope Holding Co., Inc. (a)	47,095	1,781,133
EchoStar Holding Corp. Class A (a)	16,713	851,193
		7,803,008
Electronic Equipment & Components - 2.9%
Arrow Electronics, Inc. (a)	33,444	2,458,803
Avnet, Inc.	47,152	2,189,739
CDW Corp.	59,911	3,086,016
Cognex Corp.	29,875	2,018,355
Dolby Laboratories, Inc. Class A	18,654	893,713
Fitbit, Inc. (a)(b)	46,361	278,630
FLIR Systems, Inc.	50,417	1,781,233
IPG Photonics Corp. (a)(b)	12,995	1,494,295
Jabil Circuit, Inc.	68,771	1,649,129
Keysight Technologies, Inc. (a)	63,126	2,340,081
National Instruments Corp.	38,038	1,195,154
Trimble, Inc. (a)	92,713	2,746,159
VeriFone Systems, Inc. (a)(b)	40,249	731,324
Zebra Technologies Corp. Class A (a)	19,069	1,595,503
		24,458,134
Internet Software & Services - 1.2%
CommerceHub, Inc.:
Series A (a)	4,896	71,922
Series C (a)	10,320	150,466
CoStar Group, Inc. (a)	11,766	2,377,909
GoDaddy, Inc. (a)(b)	17,123	611,805
IAC/InterActiveCorp (a)	25,883	1,781,009
Match Group, Inc. (a)(b)	10,652	185,025
Nutanix, Inc. Class A (a)	5,495	166,334
Pandora Media, Inc. (a)(b)	80,946	1,052,298
Twilio, Inc. Class A	7,179	206,971
Yelp, Inc. (a)	25,050	1,046,589
Zillow Group, Inc.:
Class A (a)(b)	18,830	677,503
Class C (a)(b)	37,708	1,334,109
		9,661,940
IT Services - 2.9%
Black Knight Financial Services, Inc. Class A (a)(b)	8,513	310,299
Booz Allen Hamilton Holding Corp. Class A	41,778	1,412,932
Broadridge Financial Solutions, Inc.	43,377	2,885,872
CoreLogic, Inc. (a)	32,508	1,146,557
CSRA, Inc.	60,241	1,868,676
DST Systems, Inc.	12,083	1,391,357
Euronet Worldwide, Inc. (a)	18,337	1,311,462
Gartner, Inc. (a)	29,441	2,925,258
Genpact Ltd. (a)	55,325	1,365,421
Jack Henry & Associates, Inc.	28,970	2,600,927
Leidos Holdings, Inc.	48,611	2,348,884
Sabre Corp. (b)	76,334	1,870,183
Square, Inc. (a)(b)	19,020	278,072
Teradata Corp. (a)(b)	47,671	1,399,621
WEX, Inc. (a)	14,185	1,621,771
		24,737,292
Semiconductors & Semiconductor Equipment - 1.2%
Cree, Inc. (a)(b)	36,548	1,007,994
Cypress Semiconductor Corp. (b)	114,629	1,352,622
First Solar, Inc. (a)(b)	27,832	868,080
Marvell Technology Group Ltd.	148,301	2,205,236
ON Semiconductor Corp. (a)	151,869	2,022,895
SunPower Corp. (a)(b)	21,166	140,542
Teradyne, Inc.	74,669	2,119,106
		9,716,475
Software - 3.4%
ANSYS, Inc. (a)	32,400	3,021,624
Atlassian Corp. PLC (a)(b)	9,587	264,889
Cadence Design Systems, Inc. (a)	110,050	2,864,602
FireEye, Inc. (a)(b)	55,681	754,478
Fortinet, Inc. (a)	53,282	1,772,159
Guidewire Software, Inc. (a)	26,612	1,392,606
Manhattan Associates, Inc. (a)	26,368	1,351,624
Nuance Communications, Inc. (a)	82,162	1,303,089
Parametric Technology Corp. (a)	41,926	2,204,050
Splunk, Inc. (a)(b)	48,244	2,791,398
SS&C Technologies Holdings, Inc.	61,886	1,988,397
Synopsys, Inc. (a)	55,635	3,498,885
Tableau Software, Inc. (a)	20,208	966,751
Tyler Technologies, Inc. (a)	12,154	1,774,727
Ultimate Software Group, Inc. (a)(b)	10,103	1,956,547
Zynga, Inc. (a)	266,785	672,298
		28,578,124
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (a)	45,439	1,954,786

TOTAL INFORMATION TECHNOLOGY		106,909,759

MATERIALS - 7.0%
Chemicals - 2.7%
Albemarle Corp. U.S.	41,236	3,820,103
Ashland Global Holdings, Inc.	22,872	2,722,454
Axalta Coating Systems (a)	60,573	1,756,617
Cabot Corp.	22,478	1,244,607
Huntsman Corp.	72,883	1,486,084
NewMarket Corp.	2,706	1,166,746
Platform Specialty Products Corp. (a)	71,648	869,807
RPM International, Inc.	48,020	2,509,525
The Scotts Miracle-Gro Co. Class A	16,600	1,526,702
Valspar Corp.	28,892	3,197,478
W.R. Grace & Co.	25,919	1,797,223
Westlake Chemical Corp.	13,939	862,963
		22,960,309
Construction Materials - 0.2%
Eagle Materials, Inc.	17,195	1,798,253
Containers & Packaging - 2.7%
Aptargroup, Inc.	22,807	1,664,227
Avery Dennison Corp.	32,746	2,391,113
Bemis Co., Inc.	34,676	1,689,415
Berry Plastics Group, Inc. (a)	46,365	2,366,006
Crown Holdings, Inc. (a)	49,568	2,685,099
Graphic Packaging Holding Co.	117,306	1,467,498
Owens-Illinois, Inc. (a)	59,301	1,120,789
Packaging Corp. of America	34,412	3,172,098
Sealed Air Corp.	72,365	3,509,703
Silgan Holdings, Inc.	13,652	798,779
Sonoco Products Co.	36,540	2,007,873
		22,872,600
Metals & Mining - 1.3%
Compass Minerals International, Inc. (b)	12,388	1,035,637
Reliance Steel & Aluminum Co.	25,626	2,041,111
Royal Gold, Inc.	23,920	1,726,306
Steel Dynamics, Inc.	86,339	2,919,122
Tahoe Resources, Inc.	110,587	1,008,774
United States Steel Corp.	56,596	1,851,255
		10,582,205
Paper & Forest Products - 0.1%
Domtar Corp.	22,931	1,001,855

TOTAL MATERIALS		59,215,222

REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 11.1%
Alexandria Real Estate Equities, Inc.	28,383	3,145,404
American Campus Communities, Inc.	48,129	2,340,032
American Homes 4 Rent Class A	61,219	1,363,959
Apartment Investment & Management Co. Class A	57,319	2,526,048
Apple Hospitality (REIT), Inc.	60,439	1,209,989
Brandywine Realty Trust (SBI)	63,260	1,018,486
Brixmor Property Group, Inc.	70,364	1,697,883
Camden Property Trust (SBI)	31,433	2,626,856
Care Capital Properties, Inc.	30,842	762,106
Colony NorthStar, Inc.	200,716	2,793,967
Columbia Property Trust, Inc.	45,490	1,012,153
Communications Sales & Leasing, Inc.	44,923	1,180,576
Corporate Office Properties Trust (SBI)	34,730	1,105,109
Corrections Corp. of America	42,972	1,247,907
CubeSmart	65,275	1,640,361
CyrusOne, Inc.	25,997	1,252,016
DCT Industrial Trust, Inc.	33,119	1,480,088
DDR Corp.	113,190	1,718,224
Douglas Emmett, Inc.	51,514	1,949,290
Duke Realty LP	127,484	3,101,686
Empire State Realty Trust, Inc.	44,629	914,448
EPR Properties	23,196	1,715,808
Equity Commonwealth (a)	44,897	1,384,623
Equity Lifestyle Properties, Inc.	28,146	2,081,115
Equity One, Inc.	33,657	1,049,762
Forest City Realty Trust, Inc. Class A	84,034	1,902,530
Gaming & Leisure Properties	68,863	2,178,137
Healthcare Trust of America, Inc.	49,733	1,445,738
Highwoods Properties, Inc. (SBI)	35,235	1,811,431
Hospitality Properties Trust (SBI)	59,063	1,838,631
Iron Mountain, Inc.	95,880	3,432,504
Kilroy Realty Corp.	35,235	2,637,340
Lamar Advertising Co. Class A (b)	30,172	2,278,589
Liberty Property Trust (SBI)	53,761	2,063,885
Life Storage, Inc.	16,806	1,368,849
Mid-America Apartment Communities, Inc.	41,492	3,939,705
National Retail Properties, Inc.	52,642	2,295,191
Omega Healthcare Investors, Inc.	67,826	2,175,180
Outfront Media, Inc.	50,784	1,393,005
Paramount Group, Inc.	66,269	1,106,030
Piedmont Office Realty Trust, Inc. Class A	53,259	1,156,785
Rayonier, Inc.	45,128	1,258,620
Regency Centers Corp. (b)	37,971	2,647,718
Retail Properties America, Inc.	87,353	1,307,674
Senior Housing Properties Trust (SBI)	86,600	1,649,730
Spirit Realty Capital, Inc.	176,763	1,859,547
Store Capital Corp.	55,488	1,312,846
Sun Communities, Inc.	24,623	1,939,307
Tanger Factory Outlet Centers, Inc.	34,290	1,172,375
Taubman Centers, Inc.	21,521	1,524,548
Weingarten Realty Investors (SBI)	42,835	1,526,211
WP Carey, Inc.	38,098	2,359,790
		93,899,792
Real Estate Management & Development - 0.5%
Howard Hughes Corp. (a)	13,297	1,417,593
Jones Lang LaSalle, Inc.	16,590	1,709,268
Realogy Holdings Corp.	53,186	1,378,049
		4,504,910

TOTAL REAL ESTATE		98,404,702

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (b)	429,790	1,499,967
Zayo Group Holdings, Inc. (a)	60,059	1,919,486
		3,419,453
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	35,059	1,074,558
U.S. Cellular Corp. (a)	4,976	221,880
		1,296,438

TOTAL TELECOMMUNICATION SERVICES		4,715,891

UTILITIES - 3.7%
Electric Utilities - 1.8%
Alliant Energy Corp.	83,649	3,149,385
Great Plains Energy, Inc.	79,197	2,181,877
Hawaiian Electric Industries, Inc.	39,498	1,322,393
OGE Energy Corp.	73,338	2,459,757
Pinnacle West Capital Corp.	40,781	3,165,829
Westar Energy, Inc.	52,111	2,849,951
		15,129,192
Gas Utilities - 0.9%
Atmos Energy Corp.	37,218	2,835,267
National Fuel Gas Co.	27,102	1,521,777
UGI Corp.	63,379	2,938,884
		7,295,928
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	131,524	1,551,983
NRG Energy, Inc.	115,845	1,916,076
		3,468,059
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	71,367	2,094,621
Vectren Corp.	30,536	1,676,121
		3,770,742
Water Utilities - 0.2%
Aqua America, Inc.	65,323	1,986,472

TOTAL UTILITIES		31,650,393

TOTAL COMMON STOCKS
(Cost $775,648,217)		838,658,996
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.55% 6/22/17 (c)
(Cost $299,354)	300,000	299,382
	Shares	Value

Money Market Funds - 12.4%
Fidelity Cash Central Fund, 0.62% (d)	14,116,069	$14,118,892
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	90,419,312	90,437,396
TOTAL MONEY MARKET FUNDS
(Cost $104,541,331)		104,556,288
TOTAL INVESTMENT PORTFOLIO - 111.6%
(Cost $880,488,902)		943,514,666
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(97,951,596)
NET ASSETS - 100%		$845,563,070

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
41 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	6,910,550	$23,824

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $194,598.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,022
Fidelity Securities Lending Cash Central Fund	161,988
Total	$192,010

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$107,633,971	$107,633,971	$--	$--
Consumer Staples	31,813,624	31,813,624	--	--
Energy	46,657,925	46,657,925	--	--
Financials	131,632,881	131,632,881	--	--
Health Care	81,273,729	81,273,729	--	--
Industrials	138,750,899	138,750,899	--	--
Information Technology	106,909,759	106,909,759	--	--
Materials	59,215,222	59,215,222	--	--
Real Estate	98,404,702	98,404,702	--	--
Telecommunication Services	4,715,891	4,715,891	--	--
Utilities	31,650,393	31,650,393	--	--
U.S. Government and Government Agency Obligations	299,382	--	299,382	--
Money Market Funds	104,556,288	104,556,288	--	--
Total Investments in Securities:	$943,514,666	$943,215,284	$299,382	$--
Derivative Instruments:
Assets
Futures Contracts	$23,824	$23,824	$--	$--
Total Assets	$23,824	$23,824	$--	$--
Total Derivative Instruments:	$23,824	$23,824	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$23,824	$0
Total Equity Risk	23,824	0
Total Value of Derivatives	$23,824	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $87,932,432) — See accompanying schedule: Unaffiliated issuers (cost $775,947,571)	$838,958,378
Fidelity Central Funds (cost $104,541,331)	104,556,288
Total Investments (cost $880,488,902)		$943,514,666
Cash		53,511
Receivable for investments sold		19,647
Receivable for fund shares sold		5,352,526
Dividends receivable		525,426
Distributions receivable from Fidelity Central Funds		38,548
Receivable for daily variation margin for derivative instruments		14,545
Prepaid expenses		507
Receivable from investment adviser for expense reductions		131,045
Total assets		949,650,421
Liabilities
Payable for investments purchased	$12,008,735
Payable for fund shares redeemed	1,282,343
Accrued management fee	71,447
Other affiliated payables	69,742
Other payables and accrued expenses	231,508
Collateral on Securities Loaned	90,423,576
Total liabilities		104,087,351
Net Assets		$845,563,070
Net Assets consist of:
Paid in capital		$785,465,729
Undistributed net investment income		942,266
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,894,513)
Net unrealized appreciation (depreciation) on investments		63,049,588
Net Assets, for 78,642,130 shares outstanding		$845,563,070
Net Asset Value, offering price and redemption price per share ($845,563,070 ÷ 78,642,130 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$4,447,887
Interest		867
Income from Fidelity Central Funds		192,010
Total income		4,640,764
Expenses
Management fee	$311,210
Transfer agent fees	212,189
Accounting and security lending fees	104,845
Custodian fees and expenses	217,415
Independent trustees' fees and expenses	1,027
Registration fees	138,242
Audit	24,021
Legal	538
Miscellaneous	1,518
Total expenses before reductions	1,011,005
Expense reductions	(590,608)	420,397
Net investment income (loss)		4,220,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,602,450
Fidelity Central Funds	(348)
Foreign currency transactions	(17)
Futures contracts	785,282
Total net realized gain (loss)		2,387,367
Change in net unrealized appreciation (depreciation) on: Investment securities	36,671,565
Assets and liabilities in foreign currencies	(6)
Futures contracts	(24,117)
Total change in net unrealized appreciation (depreciation)		36,647,442
Net gain (loss)		39,034,809
Net increase (decrease) in net assets resulting from operations		$43,255,176

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	For the period August 12, 2015 (commencement of operations) to July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,220,367	$3,315,732
Net realized gain (loss)	2,387,367	(2,378,647)
Change in net unrealized appreciation (depreciation)	36,647,442	26,402,146
Net increase (decrease) in net assets resulting from operations	43,255,176	27,339,231
Distributions to shareholders from net investment income	(4,865,375)	(1,186,876)
Distributions to shareholders from net realized gain	(3,149,008)	(255,993)
Total distributions	(8,014,383)	(1,442,869)
Share transactions
Proceeds from sales of shares	658,260,784	558,881,932
Reinvestment of distributions	2,207,604	1,442,869
Cost of shares redeemed	(205,865,011)	(230,502,263)
Net increase (decrease) in net assets resulting from share transactions	454,603,377	329,822,538
Total increase (decrease) in net assets	489,844,170	355,718,900
Net Assets
Beginning of period	355,718,900	–
End of period	$845,563,070	$355,718,900
Other Information
Undistributed net investment income end of period	$942,266	$1,587,274
Shares
Sold	63,734,471	58,721,224
Issued in reinvestment of distributions	216,054	150,770
Redeemed	(19,962,642)	(24,217,747)
Net increase (decrease)	43,987,883	34,654,247

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI Small-Mid Cap 500 Index Fund

	Six months ended (Unaudited) January 31,	Period ended July 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14
Net realized and unrealized gain (loss)	.56	.18
Total from investment operations	.64	.32
Distributions from net investment income	(.09)	(.05)
Distributions from net realized gain	(.06)	(.01)
Total distributions	(.15)	(.06)
Net asset value, end of period	$10.75	$10.26
Total ReturnC,D	6.28%	3.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.35%G
Expenses net of fee waivers, if any	.15%G	.15%G
Expenses net of all reductions	.15%G	.15%G
Net investment income (loss)	1.50%G	1.48%G
Supplemental Data
Net assets, end of period (000 omitted)	$845,563	$355,719
Portfolio turnover rateH	4%G	99%G

 A For the period August 12, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$85,672,020
Gross unrealized depreciation	(27,652,577)
Net unrealized appreciation (depreciation) on securities	$58,019,443
Tax cost	$885,495,223

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $785,282 and a change in net unrealized appreciation (depreciation) of $(24,117) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $463,503,896 and $10,185,559, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $803 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $161,988.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through September 30, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $590,608.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 19% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Actual	.15%	$1,000.00	$1,062.80	$.78
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Small-Mid Cap 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity SAI Small-Mid Cap 500 Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.15% through September 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® SAI U.S. Quality Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.3	5.1
Microsoft Corp.	5.2	5.2
Johnson & Johnson	4.7	5.2
IBM Corp.	3.3	3.1
Home Depot, Inc.	3.2	3.3
	21.7

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.4	36.9
Consumer Discretionary	21.6	22.5
Industrials	15.7	14.3
Health Care	11.7	12.1
Consumer Staples	8.4	6.7

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.0%

As of July 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.9%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 0.4%
Delphi Automotive PLC	248,545	$17,413,063
Distributors - 0.3%
Genuine Parts Co.	121,862	11,797,460
Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc. (a)(b)	21,915	9,235,858
McDonald's Corp.	695,658	85,266,801
Starbucks Corp.	1,560,908	86,193,340
		180,695,999
Household Durables - 0.1%
Leggett & Platt, Inc.	109,431	5,222,047
Internet & Direct Marketing Retail - 1.5%
Priceline Group, Inc. (a)	40,461	63,731,335
Leisure Products - 0.3%
Hasbro, Inc.	86,974	7,176,225
Polaris Industries, Inc. (b)	59,179	4,975,179
		12,151,404
Media - 4.0%
CBS Corp. Class B	324,808	20,946,868
Omnicom Group, Inc.	207,355	17,759,956
The Walt Disney Co.	1,214,538	134,388,630
		173,095,454
Multiline Retail - 0.4%
Dollar General Corp.	219,555	16,207,550
Specialty Retail - 8.2%
Advance Auto Parts, Inc.	53,045	8,712,111
Bed Bath & Beyond, Inc.	131,400	5,301,990
Dick's Sporting Goods, Inc.	70,241	3,624,436
Foot Locker, Inc.	111,297	7,628,296
Gap, Inc.	188,658	4,344,794
Home Depot, Inc.	1,016,979	139,915,971
Lowe's Companies, Inc.	715,645	52,299,337
O'Reilly Automotive, Inc. (a)	107,519	28,199,008
Ross Stores, Inc.	410,275	27,123,280
TJX Companies, Inc.	726,860	54,456,351
Tractor Supply Co.	120,738	8,894,768
Ulta Beauty, Inc. (a)	52,214	14,216,828
		354,717,170
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc.	300,415	7,122,840
lululemon athletica, Inc. (a)(b)	91,377	6,168,861
Michael Kors Holdings Ltd. (a)	168,250	7,202,783
NIKE, Inc. Class B	1,252,924	66,279,680
VF Corp. (b)	286,251	14,736,201
		101,510,365

TOTAL CONSUMER DISCRETIONARY		936,541,847

CONSUMER STAPLES - 8.4%
Beverages - 3.4%
Brown-Forman Corp. Class B (non-vtg.)	217,710	9,927,576
Dr. Pepper Snapple Group, Inc.	151,674	13,832,669
Monster Beverage Corp. (a)	304,689	12,979,751
PepsiCo, Inc.	1,085,220	112,624,132
		149,364,128
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	332,374	54,492,717
Whole Foods Market, Inc. (b)	240,091	7,255,550
		61,748,267
Food Products - 1.6%
Campbell Soup Co.	162,648	10,121,585
General Mills, Inc.	467,371	29,201,340
Hormel Foods Corp.	236,689	8,591,811
McCormick & Co., Inc. (non-vtg.)	89,732	8,573,893
The Hershey Co.	136,808	14,429,140
		70,917,769
Household Products - 1.6%
Church & Dwight Co., Inc.	201,976	9,133,355
Kimberly-Clark Corp.	488,476	59,169,098
		68,302,453
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	194,825	15,821,738

TOTAL CONSUMER STAPLES		366,154,355

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Core Laboratories NV (b)	58,762	6,865,164
FINANCIALS - 1.8%
Capital Markets - 1.2%
Eaton Vance Corp. (non-vtg.)	90,522	3,795,587
Franklin Resources, Inc.	272,477	10,828,236
MSCI, Inc.	75,328	6,233,392
SEI Investments Co.	117,800	5,714,478
T. Rowe Price Group, Inc.	209,478	14,127,196
TD Ameritrade Holding Corp.	197,335	9,107,010
		49,805,899
Diversified Financial Services - 0.0%
Varex Imaging Corp. (a)	25	719
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	411,031	27,958,329

TOTAL FINANCIALS		77,764,947

HEALTH CARE - 11.7%
Biotechnology - 3.4%
Biogen, Inc. (a)	189,610	52,567,476
Gilead Sciences, Inc.	1,235,144	89,486,183
United Therapeutics Corp. (a)(b)	47,939	7,844,259
		149,897,918
Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	57,038	5,229,814
Edwards Lifesciences Corp. (a)	173,503	16,697,929
ResMed, Inc.	104,718	7,072,654
Varian Medical Systems, Inc. (a)	76,291	5,923,996
		34,924,393
Health Care Providers & Services - 0.8%
Henry Schein, Inc. (a)	62,930	10,059,990
McKesson Corp.	172,023	23,937,000
		33,996,990
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	30,226	12,895,318
Waters Corp. (a)	60,516	8,572,091
		21,467,409
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	1,272,050	62,533,978
Johnson & Johnson	1,813,957	205,430,630
		267,964,608

TOTAL HEALTH CARE		508,251,318

INDUSTRIALS - 15.7%
Aerospace & Defense - 5.1%
General Dynamics Corp.	213,429	38,647,723
Huntington Ingalls Industries, Inc.	35,642	6,913,122
Northrop Grumman Corp.	142,279	32,593,273
Raytheon Co.	225,141	32,456,327
Rockwell Collins, Inc.	108,282	9,827,674
The Boeing Co.	624,218	102,009,706
		222,447,825
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	130,035	9,890,462
Expeditors International of Washington, Inc.	156,099	8,129,636
		18,020,098
Airlines - 0.2%
Southwest Airlines Co.	131,251	6,865,740
Building Products - 0.1%
A.O. Smith Corp.	119,834	5,841,908
Commercial Services & Supplies - 0.2%
Cintas Corp.	64,365	7,473,420
Electrical Equipment - 1.6%
Acuity Brands, Inc.	33,392	6,919,824
Emerson Electric Co.	467,909	27,447,542
Fortive Corp.	321,858	17,801,966
Rockwell Automation, Inc.	115,861	17,146,269
		69,315,601
Industrial Conglomerates - 3.8%
3M Co.	561,985	98,246,218
Honeywell International, Inc.	566,710	67,053,127
		165,299,345
Machinery - 1.6%
Cummins, Inc.	125,487	18,447,844
Illinois Tool Works, Inc.	258,871	32,928,391
Snap-On, Inc.	45,543	8,267,421
WABCO Holdings, Inc. (a)	40,346	4,398,924
Wabtec Corp. (b)	70,321	6,092,611
		70,135,191
Professional Services - 0.4%
Equifax, Inc.	88,968	10,434,167
Robert Half International, Inc.	126,580	5,956,855
		16,391,022
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc.	76,548	7,584,376
Union Pacific Corp.	617,944	65,860,472
		73,444,848
Trading Companies & Distributors - 0.6%
Fastenal Co.	254,773	12,657,123
W.W. Grainger, Inc. (b)	47,954	12,111,742
		24,768,865

TOTAL INDUSTRIALS		680,003,863

INFORMATION TECHNOLOGY - 37.4%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	57,388	7,691,714
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	226,877	15,311,929
TE Connectivity Ltd.	288,363	21,439,789
		36,751,718
Internet Software & Services - 5.2%
Alphabet, Inc.:
Class A (a)	132,976	109,065,585
Class C (a)	139,470	111,128,301
MercadoLibre, Inc.	37,009	6,861,099
		227,054,985
IT Services - 13.1%
Accenture PLC Class A	728,673	82,973,995
Automatic Data Processing, Inc.	414,345	41,844,702
Broadridge Financial Solutions, Inc.	94,288	6,272,981
Fiserv, Inc. (a)	166,978	17,938,447
IBM Corp.	810,401	141,431,183
MasterCard, Inc. Class A	1,168,065	124,200,351
Paychex, Inc.	332,966	20,074,520
The Western Union Co.	467,985	9,163,146
Visa, Inc. Class A	1,474,384	121,946,301
		565,845,626
Semiconductors & Semiconductor Equipment - 6.7%
Intel Corp.	3,495,548	128,706,077
Linear Technology Corp.	216,724	13,681,786
Qualcomm, Inc.	1,068,642	57,097,542
Skyworks Solutions, Inc.	162,252	14,884,998
Texas Instruments, Inc.	875,078	66,103,392
Xilinx, Inc.	189,473	11,027,329
		291,501,124
Software - 6.1%
CDK Global, Inc.	104,004	6,505,450
Intuit, Inc.	272,498	32,312,813
Microsoft Corp.	3,467,410	224,168,057
		262,986,320
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,901,310	230,723,964

TOTAL INFORMATION TECHNOLOGY		1,622,555,451

MATERIALS - 2.1%
Chemicals - 2.0%
International Flavors & Fragrances, Inc.	62,050	7,272,881
LyondellBasell Industries NV Class A	391,199	36,487,131
PPG Industries, Inc.	204,576	20,459,646
Sherwin-Williams Co.	75,666	22,988,087
		87,207,745
Containers & Packaging - 0.1%
Avery Dennison Corp.	68,917	5,032,319

TOTAL MATERIALS		92,240,064

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	124,098	26,681,070
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	33,705	3,472,626

TOTAL REAL ESTATE		30,153,696

TOTAL COMMON STOCKS
(Cost $3,987,502,908)		4,320,530,705
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.55% 6/22/17 to 8/17/17 (c)
(Cost $1,496,055)	1,500,000	1,495,550
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.62% (d)	26,266,000	$26,271,253
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	53,727,365	53,738,110
TOTAL MONEY MARKET FUNDS
(Cost $80,000,658)		80,009,363
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $4,068,999,621)		4,402,035,618
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(65,580,779)
NET ASSETS - 100%		$4,336,454,839

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
129 CME E-mini S&P 500 Index Contracts (United States)	March 2017	14,670,525	$253,408

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,248,398.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,378
Fidelity Securities Lending Cash Central Fund	88,613
Total	$154,991

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$936,541,847	$936,541,847	$--	$--
Consumer Staples	366,154,355	366,154,355	--	--
Energy	6,865,164	6,865,164	--	--
Financials	77,764,947	77,764,947	--	--
Health Care	508,251,318	508,251,318	--	--
Industrials	680,003,863	680,003,863	--	--
Information Technology	1,622,555,451	1,622,555,451	--	--
Materials	92,240,064	92,240,064	--	--
Real Estate	30,153,696	30,153,696	--	--
U.S. Government and Government Agency Obligations	1,495,550	--	1,495,550	--
Money Market Funds	80,009,363	80,009,363	--	--
Total Investments in Securities:	$4,402,035,618	$4,400,540,068	$1,495,550	$--
Derivative Instruments:
Assets
Futures Contracts	$253,408	$253,408	$--	$--
Total Assets	$253,408	$253,408	$--	$--
Total Derivative Instruments:	$253,408	$253,408	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$253,408	$0
Total Equity Risk	253,408	0
Total Value of Derivatives	$253,408	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,883,322) — See accompanying schedule: Unaffiliated issuers (cost $3,988,998,963)	$4,322,026,255
Fidelity Central Funds (cost $80,000,658)	80,009,363
Total Investments (cost $4,068,999,621)		$4,402,035,618
Receivable for investments sold		827,626
Receivable for fund shares sold		6,537,729
Dividends receivable		2,569,988
Distributions receivable from Fidelity Central Funds		24,827
Prepaid expenses		4,890
Receivable from investment adviser for expense reductions		196,145
Total assets		4,412,196,823
Liabilities
Payable for investments purchased	$19,908,637
Payable for fund shares redeemed	1,281,044
Accrued management fee	357,425
Payable for daily variation margin for derivative instruments	16,038
Other affiliated payables	338,723
Other payables and accrued expenses	112,192
Collateral on Securities Loaned	53,727,925
Total liabilities		75,741,984
Net Assets		$4,336,454,839
Net Assets consist of:
Paid in capital		$4,004,835,110
Undistributed net investment income		2,470,504
Accumulated undistributed net realized gain (loss) on investments		(4,140,180)
Net unrealized appreciation (depreciation) on investments		333,289,405
Net Assets, for 389,164,369 shares outstanding		$4,336,454,839
Net Asset Value, offering price and redemption price per share ($4,336,454,839 ÷ 389,164,369 shares)		$11.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$38,580,626
Interest		3,437
Income from Fidelity Central Funds		154,991
Total income		38,739,054
Expenses
Management fee	$1,965,978
Transfer agent fees	1,474,484
Accounting and security lending fees	419,888
Custodian fees and expenses	32,165
Independent trustees' fees and expenses	7,891
Registration fees	185,190
Audit	23,774
Legal	4,520
Miscellaneous	13,110
Total expenses before reductions	4,127,000
Expense reductions	(1,182,220)	2,944,780
Net investment income (loss)		35,794,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,050,610
Fidelity Central Funds	5,956
Futures contracts	1,813,564
Total net realized gain (loss)		3,870,130
Change in net unrealized appreciation (depreciation) on: Investment securities	130,247,803
Futures contracts	(336,085)
Total change in net unrealized appreciation (depreciation)		129,911,718
Net gain (loss)		133,781,848
Net increase (decrease) in net assets resulting from operations		$169,576,122

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	For the period October 8, 2015 (commencement of operations) to July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,794,274	$18,383,006
Net realized gain (loss)	3,870,130	3,198,419
Change in net unrealized appreciation (depreciation)	129,911,718	203,377,687
Net increase (decrease) in net assets resulting from operations	169,576,122	224,959,112
Distributions to shareholders from net investment income	(50,493,312)	(922,562)
Distributions to shareholders from net realized gain	(11,037,209)	–
Total distributions	(61,530,521)	(922,562)
Share transactions
Proceeds from sales of shares	871,130,911	3,465,227,511
Reinvestment of distributions	55,900,123	922,562
Cost of shares redeemed	(297,231,095)	(91,577,324)
Net increase (decrease) in net assets resulting from share transactions	629,799,939	3,374,572,749
Total increase (decrease) in net assets	737,845,540	3,598,609,299
Net Assets
Beginning of period	3,598,609,299	–
End of period	$4,336,454,839	$3,598,609,299
Other Information
Undistributed net investment income end of period	$2,470,504	$17,169,542
Shares
Sold	79,830,219	339,946,020
Issued in reinvestment of distributions	5,221,104	87,447
Redeemed	(27,079,991)	(8,840,430)
Net increase (decrease)	57,971,332	331,193,037

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI U.S. Quality Index Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.13
Net realized and unrealized gain (loss)	.34	.77
Total from investment operations	.44	.90
Distributions from net investment income	(.14)	(.03)
Distributions from net realized gain	(.03)	–
Total distributions	(.17)	(.03)
Net asset value, end of period	$11.14	$10.87
Total ReturnC,D	4.14%	9.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G	.25%G
Expenses net of fee waivers, if any	.15%G	.15%G
Expenses net of all reductions	.15%G	.15%G
Net investment income (loss)	1.83%G	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,336,455	$3,598,609
Portfolio turnover rateH	15%G	25%G

 A For the period October 8, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$410,568,570
Gross unrealized depreciation	(85,648,082)
Net unrealized appreciation (depreciation) on securities	$324,920,488
Tax cost	$4,077,115,130

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,813,564 and a change in net unrealized appreciation (depreciation) of ($336,085) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $900,668,621 and $293,734,788, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,129 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $88,613.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through September 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,182,030.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $190.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Strategic Advisers Core Fund and Strategic Advisers Growth Fund were the owners of record of 34% and 24%, respectively, of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Actual	.15%	$1,000.00	$1,041.40	$.77
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI U.S. Quality Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity SAI U.S. Quality Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked equal to the competitive median for the period.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.15% through September 30, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Real Estate Index Fund Institutional Class Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	9.1	10.1
Public Storage	5.0	5.1
Prologis, Inc.	4.1	4.1
Welltower, Inc.	3.8	4.1
AvalonBay Communities, Inc.	3.7	3.7
Equity Residential (SBI)	3.5	3.6
Ventas, Inc.	3.4	3.7
Boston Properties, Inc.	3.2	3.1
Vornado Realty Trust	2.9	2.7
Digital Realty Trust, Inc.	2.7	2.2
	41.4

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.9	17.3
REITs - Regional Malls	14.4	16.2
REITs - Office Property	13.3	12.4
REITs - Health Care	11.7	12.5
REITs - Diversified	11.1	10.1

Asset Allocation (% of fund's net assets)

As of January 31, 2017
Stocks and Equity Futures	100.0%

As of July 31, 2016
Stocks and Equity Futures	100.0%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.5%
REITs - Apartments - 17.9%
American Campus Communities, Inc.	182,229	$8,859,974
American Homes 4 Rent Class A	298,570	6,652,140
Apartment Investment & Management Co. Class A	216,753	9,552,305
AvalonBay Communities, Inc.	189,674	32,872,401
Camden Property Trust (SBI)	120,833	10,098,014
Colony Starwood Homes	68,390	2,150,866
Education Realty Trust, Inc.	101,067	4,063,904
Equity Residential (SBI)	505,066	30,692,861
Essex Property Trust, Inc.	90,496	20,298,253
Independence Realty Trust, Inc.	81,599	753,159
Mid-America Apartment Communities, Inc.	156,824	14,890,411
Monogram Residential Trust, Inc.	229,430	2,333,303
Silver Bay Realty Trust Corp.	48,655	819,837
UDR, Inc.	369,192	12,903,260
		156,940,688
REITs - Diversified - 11.1%
Apple Hospitality (REIT), Inc.	216,087	4,326,062
Cousins Properties, Inc.	473,172	4,021,962
Digital Realty Trust, Inc. (a)	219,571	23,632,427
Duke Realty LP	490,102	11,924,182
DuPont Fabros Technology, Inc.	104,284	4,951,404
Forest City Realty Trust, Inc. Class A	299,827	6,788,083
Liberty Property Trust (SBI)	202,794	7,785,262
NexPoint Residential Trust, Inc.	24,037	555,495
NorthStar Realty Europe Corp.	77,054	925,419
PS Business Parks, Inc.	27,024	3,027,769
TIER REIT, Inc.	65,656	1,195,596
Vornado Realty Trust	237,582	25,257,342
Washington REIT (SBI)	103,329	3,249,697
		97,640,700
REITs - Health Care - 11.7%
Care Capital Properties, Inc.	116,249	2,872,507
HCP, Inc. (a)	646,077	19,589,055
Healthcare Realty Trust, Inc.	160,153	4,838,222
LTC Properties, Inc. (a)	53,939	2,517,333
Quality Care Properties, Inc. (b)	128,710	2,375,987
Senior Housing Properties Trust (SBI)	327,701	6,242,704
Universal Health Realty Income Trust (SBI)	17,203	1,068,650
Ventas, Inc.	489,184	30,167,977
Welltower, Inc.	500,821	33,204,432
		102,876,867
REITs - Hotels - 6.1%
Ashford Hospitality Prime, Inc.	35,713	479,983
Ashford Hospitality Trust, Inc.	109,777	834,305
Chesapeake Lodging Trust	82,652	2,115,891
DiamondRock Hospitality Co.	277,063	3,122,500
FelCor Lodging Trust, Inc.	176,220	1,356,894
Hersha Hospitality Trust	57,538	1,150,185
Hospitality Properties Trust (SBI)	226,843	7,061,623
Host Hotels & Resorts, Inc.	1,022,098	18,469,311
LaSalle Hotel Properties (SBI)	156,114	4,709,959
Pebblebrook Hotel Trust (a)	99,693	2,981,818
RLJ Lodging Trust	172,002	3,992,166
Sunstone Hotel Investors, Inc.	298,970	4,400,838
Xenia Hotels & Resorts, Inc.	148,026	2,716,277
		53,391,750
REITs - Manufactured Homes - 1.7%
Equity Lifestyle Properties, Inc.	110,604	8,178,060
Sun Communities, Inc.	91,676	7,220,402
		15,398,462
REITs - Office Property - 13.3%
Alexandria Real Estate Equities, Inc.	109,729	12,160,168
Boston Properties, Inc.	212,440	27,808,396
Brandywine Realty Trust (SBI)	242,473	3,903,815
Columbia Property Trust, Inc.	171,120	3,807,420
Corporate Office Properties Trust (SBI)	131,021	4,169,088
Douglas Emmett, Inc.	198,690	7,518,430
Easterly Government Properties, Inc.	33,080	651,676
Equity Commonwealth (b)	173,369	5,346,700
First Potomac Realty Trust	80,195	821,197
Franklin Street Properties Corp.	147,464	1,880,166
Highwoods Properties, Inc. (SBI)	138,361	7,113,139
Hudson Pacific Properties, Inc.	201,924	7,150,129
Kilroy Realty Corp.	134,880	10,095,768
Mack-Cali Realty Corp.	124,290	3,482,606
Parkway, Inc. (b)	58,758	1,250,958
Piedmont Office Realty Trust, Inc. Class A	201,049	4,366,784
SL Green Realty Corp.	140,009	15,256,781
		116,783,221
REITs - Regional Malls - 14.4%
CBL & Associates Properties, Inc.	236,294	2,563,790
General Growth Properties, Inc.	806,673	20,037,757
Pennsylvania Real Estate Investment Trust (SBI) (a)	95,628	1,712,697
Simon Property Group, Inc.	434,037	79,762,978
Tanger Factory Outlet Centers, Inc.	132,870	4,542,825
Taubman Centers, Inc.	83,450	5,911,598
The Macerich Co.	166,834	11,459,827
		125,991,472
REITs - Shopping Centers - 9.6%
Acadia Realty Trust (SBI)	112,343	3,577,001
Brixmor Property Group, Inc.	361,275	8,717,566
Cedar Shopping Centers, Inc.	104,415	627,534
DDR Corp.	425,101	6,453,033
Equity One, Inc.	128,441	4,006,075
Federal Realty Investment Trust (SBI)	99,188	13,928,971
Kimco Realty Corp.	587,402	14,620,436
Kite Realty Group Trust	115,998	2,786,272
Ramco-Gershenson Properties Trust (SBI)	109,005	1,772,421
Regency Centers Corp. (a)	144,400	10,069,012
Retail Opportunity Investments Corp.	150,306	3,186,487
Saul Centers, Inc.	16,187	1,027,713
Seritage Growth Properties (a)	33,960	1,385,568
Urban Edge Properties	127,194	3,557,616
Weingarten Realty Investors (SBI)	163,043	5,809,222
WP Glimcher, Inc.	254,998	2,460,731
		83,985,658
REITs - Storage - 7.9%
CubeSmart	248,396	6,242,191
Extra Space Storage, Inc.	173,830	12,524,452
Life Storage, Inc.	64,013	5,213,859
National Storage Affiliates Trust	58,596	1,303,761
Public Storage	206,032	44,296,880
		69,581,143
REITs - Warehouse/Industrial - 5.8%
DCT Industrial Trust, Inc.	125,957	5,629,018
EastGroup Properties, Inc.	45,357	3,209,915
First Industrial Realty Trust, Inc.	161,967	4,186,847
Prologis, Inc.	730,193	35,669,928
Rexford Industrial Realty, Inc.	90,818	2,062,477
		50,758,185

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		873,348,146

TOTAL COMMON STOCKS
(Cost $813,251,704)		873,348,146
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.54% 3/2/17 (c)
(Cost $249,892)	250,000	249,903
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.62% (d)	3,803,379	$3,804,139
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	37,441,722	37,449,210
TOTAL MONEY MARKET FUNDS
(Cost $41,248,672)		41,253,349
TOTAL INVESTMENT PORTFOLIO - 104.2%
(Cost $854,750,268)		914,851,398
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(37,271,319)
NET ASSETS - 100%		$877,580,079

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P 500 Index Contracts (United States)	March 2017	4,094,100	$45,423

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,903.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,565
Fidelity Securities Lending Cash Central Fund	37,991
Total	$48,556

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$873,348,146	$873,348,146	$--	$--
U.S. Treasury Obligations	249,903	--	249,903	--
Money Market Funds	41,253,349	41,253,349	--	--
Total Investments in Securities:	$914,851,398	$914,601,495	$249,903	$--
Derivative Instruments:
Assets
Futures Contracts	$45,423	$45,423	$--	$--
Total Assets	$45,423	$45,423	$--	$--
Total Derivative Instruments:	$45,423	$45,423	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$45,423	$0
Total Equity Risk	45,423	0
Total Value of Derivatives	$45,423	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,025,120) — See accompanying schedule: Unaffiliated issuers (cost $813,501,596)	$873,598,049
Fidelity Central Funds (cost $41,248,672)	41,253,349
Total Investments (cost $854,750,268)		$914,851,398
Receivable for fund shares sold		1,825,096
Dividends receivable		540,585
Distributions receivable from Fidelity Central Funds		7,128
Other receivables		610
Total assets		917,224,817
Liabilities
Payable for fund shares redeemed	$2,122,628
Accrued management fee	51,365
Payable for daily variation margin for derivative instruments	2,909
Other affiliated payables	18,058
Other payables and accrued expenses	403
Collateral on Securities Loaned	37,449,375
Total liabilities		39,644,738
Net Assets		$877,580,079
Net Assets consist of:
Paid in capital		$820,556,698
Distributions in excess of net investment income		(1,876,205)
Accumulated undistributed net realized gain (loss) on investments		(1,246,967)
Net unrealized appreciation (depreciation) on investments		60,146,553
Net Assets		$877,580,079
Investor Class:
Net Asset Value, offering price and redemption price per share ($32,359,553 ÷ 2,114,550 shares)		$15.30
Premium Class:
Net Asset Value, offering price and redemption price per share ($816,659,172 ÷ 53,329,047 shares)		$15.31
Institutional Class:
Net Asset Value, offering price and redemption price per share ($28,561,354 ÷ 1,864,877 shares)		$15.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$10,621,984
Interest		691
Income from Fidelity Central Funds		48,556
Total income		10,671,231
Expenses
Management fee	$296,591
Transfer agent fees	104,357
Independent trustees' fees and expenses	1,768
Miscellaneous	1,364
Total expenses before reductions	404,080
Expense reductions	(7)	404,073
Net investment income (loss)		10,267,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,106,106
Fidelity Central Funds	(3,958)
Futures contracts	444,024
Total net realized gain (loss)		4,546,172
Change in net unrealized appreciation (depreciation) on: Investment securities	(90,475,474)
Futures contracts	(121,950)
Total change in net unrealized appreciation (depreciation)		(90,597,424)
Net gain (loss)		(86,051,252)
Net increase (decrease) in net assets resulting from operations		$(75,784,094)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,267,158	$16,413,856
Net realized gain (loss)	4,546,172	7,971,975
Change in net unrealized appreciation (depreciation)	(90,597,424)	105,254,036
Net increase (decrease) in net assets resulting from operations	(75,784,094)	129,639,867
Distributions to shareholders from net investment income	(15,384,220)	(14,949,615)
Distributions to shareholders from net realized gain	(11,192,697)	–
Total distributions	(26,576,917)	(14,949,615)
Share transactions - net increase (decrease)	134,955,832	188,967,696
Redemption fees	83,974	50,370
Total increase (decrease) in net assets	32,678,795	303,708,318
Net Assets
Beginning of period	844,901,284	541,192,966
End of period	$877,580,079	$844,901,284
Other Information
Undistributed net investment income end of period	$–	$3,240,857
Distributions in excess of net investment income end of period	$(1,876,205)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Index Fund Investor Class

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.26	$14.67	$13.59	$12.41	$11.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.38	.33	.29	.25	.20
Net realized and unrealized gain (loss)	(1.66)	2.57	1.15	1.19	.48	1.86
Total from investment operations	(1.48)	2.95	1.48	1.48	.73	2.06
Distributions from net investment income	(.26)	(.36)	(.32)	(.27)	(.22)	(.13)
Distributions from net realized gain	(.21)	–	(.09)	(.04)	(.04)	–
Total distributions	(.48)C	(.36)	(.41)	(.31)	(.26)	(.13)
Redemption fees added to paid in capitalB	–D	–D	.01	.01	.01	–D
Net asset value, end of period	$15.30	$17.26	$14.67	$13.59	$12.41	$11.93
Total ReturnE,F	(8.62)%	20.54%	11.04%	12.38%	6.30%	20.84%
Ratios to Average Net AssetsG,H
Expenses before reductions	.23%I	.32%	.33%	.33%	.33%	.33%I
Expenses net of fee waivers, if any	.23%I	.23%	.23%	.23%	.25%	.26%I
Expenses net of all reductions	.23%I	.23%	.23%	.23%	.25%	.26%I
Net investment income (loss)	2.29%I	2.53%	2.27%	2.33%	2.13%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$32,360	$38,444	$30,832	$12,888	$7,493	$19,998
Portfolio turnover rateJ	4%I	5%	12%	14%	44%	67%K

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.211 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Index Fund Premium Class

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.28	$14.69	$13.60	$12.43	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.40	.35	.31	.28	.21
Net realized and unrealized gain (loss)	(1.67)	2.57	1.16	1.18	.48	1.87
Total from investment operations	(1.48)	2.97	1.51	1.49	.76	2.08
Distributions from net investment income	(.28)	(.38)	(.34)	(.28)	(.24)	(.14)
Distributions from net realized gain	(.21)	–	(.09)	(.04)	(.04)	–
Total distributions	(.49)	(.38)	(.43)	(.33)C	(.28)	(.14)
Redemption fees added to paid in capitalB	–D	–D	.01	.01	.01	–D
Net asset value, end of period	$15.31	$17.28	$14.69	$13.60	$12.43	$11.94
Total ReturnE,F	(8.56)%	20.68%	11.26%	12.43%	6.53%	20.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.18%	.19%	.19%	.19%	.19%I
Expenses net of fee waivers, if any	.09%I	.09%	.09%	.09%	.09%	.12%I
Expenses net of all reductions	.09%I	.09%	.09%	.09%	.09%	.12%I
Net investment income (loss)	2.43%I	2.67%	2.41%	2.47%	2.28%	2.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$816,659	$787,359	$496,878	$286,413	$155,140	$28,294
Portfolio turnover rateJ	4%I	5%	12%	14%	44%	67%K

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.284 and distributions from net realized gain of $.041 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Index Fund Institutional Class

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.28	$14.69	$13.60	$12.43	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.41	.36	.32	.28	.20
Net realized and unrealized gain (loss)	(1.65)	2.56	1.15	1.17	.48	1.88
Total from investment operations	(1.46)	2.97	1.51	1.49	.76	2.08
Distributions from net investment income	(.29)	(.38)	(.34)	(.29)	(.24)	(.14)
Distributions from net realized gain	(.21)	–	(.09)	(.04)	(.04)	–
Total distributions	(.50)	(.38)	(.43)	(.33)	(.28)	(.14)
Redemption fees added to paid in capitalB	–C	–C	.01	.01	.01	–C
Net asset value, end of period	$15.32	$17.28	$14.69	$13.60	$12.43	$11.94
Total ReturnD,E	(8.49)%	20.71%	11.29%	12.46%	6.57%	20.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.14%	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.07%H	.07%	.07%	.07%	.07%	.08%H
Expenses net of all reductions	.07%H	.07%	.07%	.07%	.07%	.08%H
Net investment income (loss)	2.45%H	2.69%	2.43%	2.49%	2.30%	2.16%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,561	$19,098	$13,484	$11,030	$148	$139
Portfolio turnover rateI	4%H	5%	12%	14%	44%	67%J

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$98,703,622
Gross unrealized depreciation	(42,486,541)
Net unrealized appreciation (depreciation) on securities	$56,217,081
Tax cost	$858,634,317

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $444,024 and a change in net unrealized appreciation (depreciation) of $(121,950) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $146,920,643 and $18,442,816, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Expense Limitations
Investor Class	.23%
Premium Class	.09%
Institutional Class	.07%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class and Premium Class pay a portion of the transfer agent fees at an annual rate of .16% and .02% of class-level average net assets, respectively. Institutional Class will not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$25,904
Premium Class	78,453
$104,357

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,364 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $37,991.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Investor Class	$551,044	$783,713
Premium Class	14,223,693	13,798,744
Institutional Class	609,483	367,158
Total	$15,384,220	$14,949,615
From net realized gain
Investor Class	$432,872	$–
Premium Class	10,356,218	–
Institutional Class	403,607	–
Total	$11,192,697	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Investor Class
Shares sold	1,597,055	3,361,459	$25,220,075	$51,660,505
Reinvestment of distributions	60,786	48,895	943,836	719,656
Shares redeemed	(1,770,429)	(3,284,601)	(28,011,251)	(50,740,114)
Net increase (decrease)	(112,588)	125,753	$(1,847,340)	$1,640,047
Premium Class
Shares sold	15,568,454	19,422,058	$245,036,190	$299,300,103
Reinvestment of distributions	1,444,905	864,240	22,450,211	12,737,257
Shares redeemed	(9,244,754)	(8,553,405)	(143,348,625)	(127,620,205)
Net increase (decrease)	7,768,605	11,732,893	$124,137,776	$184,417,155
Institutional Class
Shares sold	1,514,064	479,351	$24,186,755	$7,318,127
Reinvestment of distributions	65,360	24,930	1,013,090	367,158
Shares redeemed	(819,429)	(317,208)	(12,534,449)	(4,774,791)
Net increase (decrease)	759,995	187,073	$12,665,396	$2,910,494

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Investor Class	.23%
Actual		$1,000.00	$913.80	$1.11
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Premium Class	.09%
Actual		$1,000.00	$914.40	$.43
Hypothetical-C		$1,000.00	$1,024.75	$.46
Institutional Class	.07%
Actual		$1,000.00	$915.10	$.34
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Index Fund (formerly Spartan Real Estate Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Fidelity Real Estate Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

The Board considered that, at its July 2016 meeting, it ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.14% to 0.07%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and Premium Class ranked below the competitive median for 2015 and the total expense ratio of Investor Class ranked equal to the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.15% (0.07% effective July 1, 2016); Investor Class: 0.33% (0.23% effective July 1, 2016); and Premium Class: 0.19% (0.09% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

URX-I-SANN-0317
1.929346.105

Fidelity® Real Estate Index Fund Investor Class and Premium Class Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	9.1	10.1
Public Storage	5.0	5.1
Prologis, Inc.	4.1	4.1
Welltower, Inc.	3.8	4.1
AvalonBay Communities, Inc.	3.7	3.7
Equity Residential (SBI)	3.5	3.6
Ventas, Inc.	3.4	3.7
Boston Properties, Inc.	3.2	3.1
Vornado Realty Trust	2.9	2.7
Digital Realty Trust, Inc.	2.7	2.2
	41.4

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.9	17.3
REITs - Regional Malls	14.4	16.2
REITs - Office Property	13.3	12.4
REITs - Health Care	11.7	12.5
REITs - Diversified	11.1	10.1

Asset Allocation (% of fund's net assets)

As of January 31, 2017
Stocks and Equity Futures	100.0%

As of July 31, 2016
Stocks and Equity Futures	100.0%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.5%
REITs - Apartments - 17.9%
American Campus Communities, Inc.	182,229	$8,859,974
American Homes 4 Rent Class A	298,570	6,652,140
Apartment Investment & Management Co. Class A	216,753	9,552,305
AvalonBay Communities, Inc.	189,674	32,872,401
Camden Property Trust (SBI)	120,833	10,098,014
Colony Starwood Homes	68,390	2,150,866
Education Realty Trust, Inc.	101,067	4,063,904
Equity Residential (SBI)	505,066	30,692,861
Essex Property Trust, Inc.	90,496	20,298,253
Independence Realty Trust, Inc.	81,599	753,159
Mid-America Apartment Communities, Inc.	156,824	14,890,411
Monogram Residential Trust, Inc.	229,430	2,333,303
Silver Bay Realty Trust Corp.	48,655	819,837
UDR, Inc.	369,192	12,903,260
		156,940,688
REITs - Diversified - 11.1%
Apple Hospitality (REIT), Inc.	216,087	4,326,062
Cousins Properties, Inc.	473,172	4,021,962
Digital Realty Trust, Inc. (a)	219,571	23,632,427
Duke Realty LP	490,102	11,924,182
DuPont Fabros Technology, Inc.	104,284	4,951,404
Forest City Realty Trust, Inc. Class A	299,827	6,788,083
Liberty Property Trust (SBI)	202,794	7,785,262
NexPoint Residential Trust, Inc.	24,037	555,495
NorthStar Realty Europe Corp.	77,054	925,419
PS Business Parks, Inc.	27,024	3,027,769
TIER REIT, Inc.	65,656	1,195,596
Vornado Realty Trust	237,582	25,257,342
Washington REIT (SBI)	103,329	3,249,697
		97,640,700
REITs - Health Care - 11.7%
Care Capital Properties, Inc.	116,249	2,872,507
HCP, Inc. (a)	646,077	19,589,055
Healthcare Realty Trust, Inc.	160,153	4,838,222
LTC Properties, Inc. (a)	53,939	2,517,333
Quality Care Properties, Inc. (b)	128,710	2,375,987
Senior Housing Properties Trust (SBI)	327,701	6,242,704
Universal Health Realty Income Trust (SBI)	17,203	1,068,650
Ventas, Inc.	489,184	30,167,977
Welltower, Inc.	500,821	33,204,432
		102,876,867
REITs - Hotels - 6.1%
Ashford Hospitality Prime, Inc.	35,713	479,983
Ashford Hospitality Trust, Inc.	109,777	834,305
Chesapeake Lodging Trust	82,652	2,115,891
DiamondRock Hospitality Co.	277,063	3,122,500
FelCor Lodging Trust, Inc.	176,220	1,356,894
Hersha Hospitality Trust	57,538	1,150,185
Hospitality Properties Trust (SBI)	226,843	7,061,623
Host Hotels & Resorts, Inc.	1,022,098	18,469,311
LaSalle Hotel Properties (SBI)	156,114	4,709,959
Pebblebrook Hotel Trust (a)	99,693	2,981,818
RLJ Lodging Trust	172,002	3,992,166
Sunstone Hotel Investors, Inc.	298,970	4,400,838
Xenia Hotels & Resorts, Inc.	148,026	2,716,277
		53,391,750
REITs - Manufactured Homes - 1.7%
Equity Lifestyle Properties, Inc.	110,604	8,178,060
Sun Communities, Inc.	91,676	7,220,402
		15,398,462
REITs - Office Property - 13.3%
Alexandria Real Estate Equities, Inc.	109,729	12,160,168
Boston Properties, Inc.	212,440	27,808,396
Brandywine Realty Trust (SBI)	242,473	3,903,815
Columbia Property Trust, Inc.	171,120	3,807,420
Corporate Office Properties Trust (SBI)	131,021	4,169,088
Douglas Emmett, Inc.	198,690	7,518,430
Easterly Government Properties, Inc.	33,080	651,676
Equity Commonwealth (b)	173,369	5,346,700
First Potomac Realty Trust	80,195	821,197
Franklin Street Properties Corp.	147,464	1,880,166
Highwoods Properties, Inc. (SBI)	138,361	7,113,139
Hudson Pacific Properties, Inc.	201,924	7,150,129
Kilroy Realty Corp.	134,880	10,095,768
Mack-Cali Realty Corp.	124,290	3,482,606
Parkway, Inc. (b)	58,758	1,250,958
Piedmont Office Realty Trust, Inc. Class A	201,049	4,366,784
SL Green Realty Corp.	140,009	15,256,781
		116,783,221
REITs - Regional Malls - 14.4%
CBL & Associates Properties, Inc.	236,294	2,563,790
General Growth Properties, Inc.	806,673	20,037,757
Pennsylvania Real Estate Investment Trust (SBI) (a)	95,628	1,712,697
Simon Property Group, Inc.	434,037	79,762,978
Tanger Factory Outlet Centers, Inc.	132,870	4,542,825
Taubman Centers, Inc.	83,450	5,911,598
The Macerich Co.	166,834	11,459,827
		125,991,472
REITs - Shopping Centers - 9.6%
Acadia Realty Trust (SBI)	112,343	3,577,001
Brixmor Property Group, Inc.	361,275	8,717,566
Cedar Shopping Centers, Inc.	104,415	627,534
DDR Corp.	425,101	6,453,033
Equity One, Inc.	128,441	4,006,075
Federal Realty Investment Trust (SBI)	99,188	13,928,971
Kimco Realty Corp.	587,402	14,620,436
Kite Realty Group Trust	115,998	2,786,272
Ramco-Gershenson Properties Trust (SBI)	109,005	1,772,421
Regency Centers Corp. (a)	144,400	10,069,012
Retail Opportunity Investments Corp.	150,306	3,186,487
Saul Centers, Inc.	16,187	1,027,713
Seritage Growth Properties (a)	33,960	1,385,568
Urban Edge Properties	127,194	3,557,616
Weingarten Realty Investors (SBI)	163,043	5,809,222
WP Glimcher, Inc.	254,998	2,460,731
		83,985,658
REITs - Storage - 7.9%
CubeSmart	248,396	6,242,191
Extra Space Storage, Inc.	173,830	12,524,452
Life Storage, Inc.	64,013	5,213,859
National Storage Affiliates Trust	58,596	1,303,761
Public Storage	206,032	44,296,880
		69,581,143
REITs - Warehouse/Industrial - 5.8%
DCT Industrial Trust, Inc.	125,957	5,629,018
EastGroup Properties, Inc.	45,357	3,209,915
First Industrial Realty Trust, Inc.	161,967	4,186,847
Prologis, Inc.	730,193	35,669,928
Rexford Industrial Realty, Inc.	90,818	2,062,477
		50,758,185

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		873,348,146

TOTAL COMMON STOCKS
(Cost $813,251,704)		873,348,146
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.54% 3/2/17 (c)
(Cost $249,892)	250,000	249,903
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.62% (d)	3,803,379	$3,804,139
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	37,441,722	37,449,210
TOTAL MONEY MARKET FUNDS
(Cost $41,248,672)		41,253,349
TOTAL INVESTMENT PORTFOLIO - 104.2%
(Cost $854,750,268)		914,851,398
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(37,271,319)
NET ASSETS - 100%		$877,580,079

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P 500 Index Contracts (United States)	March 2017	4,094,100	$45,423

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,903.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,565
Fidelity Securities Lending Cash Central Fund	37,991
Total	$48,556

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$873,348,146	$873,348,146	$--	$--
U.S. Treasury Obligations	249,903	--	249,903	--
Money Market Funds	41,253,349	41,253,349	--	--
Total Investments in Securities:	$914,851,398	$914,601,495	$249,903	$--
Derivative Instruments:
Assets
Futures Contracts	$45,423	$45,423	$--	$--
Total Assets	$45,423	$45,423	$--	$--
Total Derivative Instruments:	$45,423	$45,423	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$45,423	$0
Total Equity Risk	45,423	0
Total Value of Derivatives	$45,423	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,025,120) — See accompanying schedule: Unaffiliated issuers (cost $813,501,596)	$873,598,049
Fidelity Central Funds (cost $41,248,672)	41,253,349
Total Investments (cost $854,750,268)		$914,851,398
Receivable for fund shares sold		1,825,096
Dividends receivable		540,585
Distributions receivable from Fidelity Central Funds		7,128
Other receivables		610
Total assets		917,224,817
Liabilities
Payable for fund shares redeemed	$2,122,628
Accrued management fee	51,365
Payable for daily variation margin for derivative instruments	2,909
Other affiliated payables	18,058
Other payables and accrued expenses	403
Collateral on Securities Loaned	37,449,375
Total liabilities		39,644,738
Net Assets		$877,580,079
Net Assets consist of:
Paid in capital		$820,556,698
Distributions in excess of net investment income		(1,876,205)
Accumulated undistributed net realized gain (loss) on investments		(1,246,967)
Net unrealized appreciation (depreciation) on investments		60,146,553
Net Assets		$877,580,079
Investor Class:
Net Asset Value, offering price and redemption price per share ($32,359,553 ÷ 2,114,550 shares)		$15.30
Premium Class:
Net Asset Value, offering price and redemption price per share ($816,659,172 ÷ 53,329,047 shares)		$15.31
Institutional Class:
Net Asset Value, offering price and redemption price per share ($28,561,354 ÷ 1,864,877 shares)		$15.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$10,621,984
Interest		691
Income from Fidelity Central Funds		48,556
Total income		10,671,231
Expenses
Management fee	$296,591
Transfer agent fees	104,357
Independent trustees' fees and expenses	1,768
Miscellaneous	1,364
Total expenses before reductions	404,080
Expense reductions	(7)	404,073
Net investment income (loss)		10,267,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,106,106
Fidelity Central Funds	(3,958)
Futures contracts	444,024
Total net realized gain (loss)		4,546,172
Change in net unrealized appreciation (depreciation) on: Investment securities	(90,475,474)
Futures contracts	(121,950)
Total change in net unrealized appreciation (depreciation)		(90,597,424)
Net gain (loss)		(86,051,252)
Net increase (decrease) in net assets resulting from operations		$(75,784,094)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,267,158	$16,413,856
Net realized gain (loss)	4,546,172	7,971,975
Change in net unrealized appreciation (depreciation)	(90,597,424)	105,254,036
Net increase (decrease) in net assets resulting from operations	(75,784,094)	129,639,867
Distributions to shareholders from net investment income	(15,384,220)	(14,949,615)
Distributions to shareholders from net realized gain	(11,192,697)	–
Total distributions	(26,576,917)	(14,949,615)
Share transactions - net increase (decrease)	134,955,832	188,967,696
Redemption fees	83,974	50,370
Total increase (decrease) in net assets	32,678,795	303,708,318
Net Assets
Beginning of period	844,901,284	541,192,966
End of period	$877,580,079	$844,901,284
Other Information
Undistributed net investment income end of period	$–	$3,240,857
Distributions in excess of net investment income end of period	$(1,876,205)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Index Fund Investor Class

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.26	$14.67	$13.59	$12.41	$11.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.38	.33	.29	.25	.20
Net realized and unrealized gain (loss)	(1.66)	2.57	1.15	1.19	.48	1.86
Total from investment operations	(1.48)	2.95	1.48	1.48	.73	2.06
Distributions from net investment income	(.26)	(.36)	(.32)	(.27)	(.22)	(.13)
Distributions from net realized gain	(.21)	–	(.09)	(.04)	(.04)	–
Total distributions	(.48)C	(.36)	(.41)	(.31)	(.26)	(.13)
Redemption fees added to paid in capitalB	–D	–D	.01	.01	.01	–D
Net asset value, end of period	$15.30	$17.26	$14.67	$13.59	$12.41	$11.93
Total ReturnE,F	(8.62)%	20.54%	11.04%	12.38%	6.30%	20.84%
Ratios to Average Net AssetsG,H
Expenses before reductions	.23%I	.32%	.33%	.33%	.33%	.33%I
Expenses net of fee waivers, if any	.23%I	.23%	.23%	.23%	.25%	.26%I
Expenses net of all reductions	.23%I	.23%	.23%	.23%	.25%	.26%I
Net investment income (loss)	2.29%I	2.53%	2.27%	2.33%	2.13%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$32,360	$38,444	$30,832	$12,888	$7,493	$19,998
Portfolio turnover rateJ	4%I	5%	12%	14%	44%	67%K

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.211 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Index Fund Premium Class

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.28	$14.69	$13.60	$12.43	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.40	.35	.31	.28	.21
Net realized and unrealized gain (loss)	(1.67)	2.57	1.16	1.18	.48	1.87
Total from investment operations	(1.48)	2.97	1.51	1.49	.76	2.08
Distributions from net investment income	(.28)	(.38)	(.34)	(.28)	(.24)	(.14)
Distributions from net realized gain	(.21)	–	(.09)	(.04)	(.04)	–
Total distributions	(.49)	(.38)	(.43)	(.33)C	(.28)	(.14)
Redemption fees added to paid in capitalB	–D	–D	.01	.01	.01	–D
Net asset value, end of period	$15.31	$17.28	$14.69	$13.60	$12.43	$11.94
Total ReturnE,F	(8.56)%	20.68%	11.26%	12.43%	6.53%	20.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.18%	.19%	.19%	.19%	.19%I
Expenses net of fee waivers, if any	.09%I	.09%	.09%	.09%	.09%	.12%I
Expenses net of all reductions	.09%I	.09%	.09%	.09%	.09%	.12%I
Net investment income (loss)	2.43%I	2.67%	2.41%	2.47%	2.28%	2.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$816,659	$787,359	$496,878	$286,413	$155,140	$28,294
Portfolio turnover rateJ	4%I	5%	12%	14%	44%	67%K

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.284 and distributions from net realized gain of $.041 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Index Fund Institutional Class

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.28	$14.69	$13.60	$12.43	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.41	.36	.32	.28	.20
Net realized and unrealized gain (loss)	(1.65)	2.56	1.15	1.17	.48	1.88
Total from investment operations	(1.46)	2.97	1.51	1.49	.76	2.08
Distributions from net investment income	(.29)	(.38)	(.34)	(.29)	(.24)	(.14)
Distributions from net realized gain	(.21)	–	(.09)	(.04)	(.04)	–
Total distributions	(.50)	(.38)	(.43)	(.33)	(.28)	(.14)
Redemption fees added to paid in capitalB	–C	–C	.01	.01	.01	–C
Net asset value, end of period	$15.32	$17.28	$14.69	$13.60	$12.43	$11.94
Total ReturnD,E	(8.49)%	20.71%	11.29%	12.46%	6.57%	20.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.14%	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.07%H	.07%	.07%	.07%	.07%	.08%H
Expenses net of all reductions	.07%H	.07%	.07%	.07%	.07%	.08%H
Net investment income (loss)	2.45%H	2.69%	2.43%	2.49%	2.30%	2.16%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,561	$19,098	$13,484	$11,030	$148	$139
Portfolio turnover rateI	4%H	5%	12%	14%	44%	67%J

 A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$98,703,622
Gross unrealized depreciation	(42,486,541)
Net unrealized appreciation (depreciation) on securities	$56,217,081
Tax cost	$858,634,317

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $444,024 and a change in net unrealized appreciation (depreciation) of $(121,950) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $146,920,643 and $18,442,816, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Expense Limitations
Investor Class	.23%
Premium Class	.09%
Institutional Class	.07%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class and Premium Class pay a portion of the transfer agent fees at an annual rate of .16% and .02% of class-level average net assets, respectively. Institutional Class will not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$25,904
Premium Class	78,453
$104,357

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,364 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $37,991.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Investor Class	$551,044	$783,713
Premium Class	14,223,693	13,798,744
Institutional Class	609,483	367,158
Total	$15,384,220	$14,949,615
From net realized gain
Investor Class	$432,872	$–
Premium Class	10,356,218	–
Institutional Class	403,607	–
Total	$11,192,697	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Investor Class
Shares sold	1,597,055	3,361,459	$25,220,075	$51,660,505
Reinvestment of distributions	60,786	48,895	943,836	719,656
Shares redeemed	(1,770,429)	(3,284,601)	(28,011,251)	(50,740,114)
Net increase (decrease)	(112,588)	125,753	$(1,847,340)	$1,640,047
Premium Class
Shares sold	15,568,454	19,422,058	$245,036,190	$299,300,103
Reinvestment of distributions	1,444,905	864,240	22,450,211	12,737,257
Shares redeemed	(9,244,754)	(8,553,405)	(143,348,625)	(127,620,205)
Net increase (decrease)	7,768,605	11,732,893	$124,137,776	$184,417,155
Institutional Class
Shares sold	1,514,064	479,351	$24,186,755	$7,318,127
Reinvestment of distributions	65,360	24,930	1,013,090	367,158
Shares redeemed	(819,429)	(317,208)	(12,534,449)	(4,774,791)
Net increase (decrease)	759,995	187,073	$12,665,396	$2,910,494

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Investor Class	.23%
Actual		$1,000.00	$913.80	$1.11
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Premium Class	.09%
Actual		$1,000.00	$914.40	$.43
Hypothetical-C		$1,000.00	$1,024.75	$.46
Institutional Class	.07%
Actual		$1,000.00	$915.10	$.34
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Index Fund (formerly Spartan Real Estate Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Fidelity Real Estate Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

The Board considered that, at its July 2016 meeting, it ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.14% to 0.07%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and Premium Class ranked below the competitive median for 2015 and the total expense ratio of Investor Class ranked equal to the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.15% (0.07% effective July 1, 2016); Investor Class: 0.33% (0.23% effective July 1, 2016); and Premium Class: 0.19% (0.09% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

URX-SANN-0317
1.929335.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2017